UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5782

Mercantile Funds, Inc.

(Exact name of registrant as specified in charter)

Two Hopkins Plaza

Baltimore, MD 21201

(Address of principal executive offices)(Zip code)

David L. Meyer

Two Hopkins Plaza

Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 237-5852

Date of fiscal year end: May 31

Date of reporting period: August 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12—12-14 of Regulation S-X [17 CFR §§ 210.12-12 - 12-14]. The schedules need not be audited.

Mercantile Funds, Inc.

Prime Money Market Fund

Schedule of Portfolio Investments

August 31, 2006

	Par(000)	Value
AGENCY OBLIGATIONS (13.1%)
Federal Farm Credit Bank (1.1%)
Floating Rate Notes
5.24%, 01/22/07 (a)	10,000	$10,003,062

Federal Home Loan Bank (8.5%)
Floating Rate Notes
4.58%, 02/22/07 (a)	12,000	12,000,000
4.84%, 03/02/07 (a)	10,500	10,500,000
4.72%, 05/04/07 (a) (b)	15,000	14,982,122
5.24%, 05/15/07 (a)	10,900	10,899,760
4.38%, 10/26/06 (a) (b)	8,000	8,000,000
Notes
5.00%, 09/29/06 (a) (b)	13,000	13,000,000
5.44%, 08/16/07	5,250	5,250,000
5.50%, 08/21/07	5,000	5,000,000

		79,631,882

Federal National Mortgage Association (1.6%)
Floating Rate Notes
5.31%, 12/22/06 (a)	8,500	$8,499,917
Notes
5.13%, 10/11/06	6,500	6,462,986

		14,962,903

Federal Home Loan Mortgage Corporation (1.9%)
Notes
4.75%, 01/22/07	9,250	9,250,000
4.80%, 02/20/07	8,250	8,250,000

		17,500,000

TOTAL AGENCY OBLIGATIONS (Cost $122,097,847)		122,097,847

CERTIFICATES OF DEPOSIT (13.0%)
BNP Paribas, 5.47%, 10/24/06	5,000	5,000,615
CIBC World Markets Corp., 5.28%, 09/14/06	20,700	20,700,000
Deutsche Bank Financial, 5.50%, 07/09/07	11,950	11,950,000
HBOS Treasury Services, 5.28%, 01/31/07	5,000	4,995,910
Societe Generale, 5.35%, 09/05/06	16,250	16,250,000
Societe Generale, 5.15%, 09/14/06	18,000	18,000,000
Toronto Dominion, 5.33%, 11/08/06	18,700	18,700,000
Wells Fargo Bank, 5.35%, 09/06/06	25,000	25,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $120,596,525)		120,596,525

COMMERCIAL PAPER (53.6%)
Asset Backed Securities (26.1%)
Amsterdam Funding Corp., 5.26%, 10/04/06 (d)	19,300	19,206,942
Barton Capital, LLC, 5.26%, 11/06/06 (d)	18,000	17,826,420
Fairway Finance, 5.26%, 09/19/06	17,380	17,334,334
Fountain Square, 5.35%, 09/14/06 (d)	18,000	17,965,225
Grampian Funding, LLC, 5.37%, 10/25/06 (d)	15,000	14,879,175
Grampian Funding, LLC, 5.09%, 10/16/06	13,000	12,917,288

Old Line Funding, 5.26%, 10/12/06	19,599	19,481,591
Park Avenue Receivables, 5.26%, 09/28/06	20,000	19,921,100
Sheffield Receivables, 5.26%, 09/20/06	24,000	23,933,374
Stratford Receivables, LLC, 5.29%, 09/26/06 (d)	20,000	19,926,597
Thames Asset Global, 5.26%, 09/14/06	18,100	18,065,620
Three Pillars Funding, 5.26%, 09/18/06	18,000	17,955,290
Windmill Funding, Corp., 5.26%, 10/05/06	23,500	23,383,257

		242,796,213

Banking (3.2%)
Citigroup Funding, 5.25%, 09/18/06	30,150	30,075,253

Broker/Dealer (7.2%)
Greenwich Capital Holdings, 5.15%, 10/23/06	13,000	12,903,294
Morgan Stanley Dean Witter, 5.26%, 09/06/06	18,630	18,616,390
UBS Finance Delaware, LLC, 5.26%, 09/01/06	35,000	35,000,000

		66,519,684

Financial Services (6.6%)
General Electric Capital Corp., 5.26%, 10/17/06	30,000	29,798,367
Toyota Motor Credit Corp., 5.29%, 09/22/06	32,000	31,901,253

		61,699,620

Foreign Banks (10.5%)
Barclays US Funding, LLC, 5.31%, 10/10/06	20,000	19,884,950
CBA (Del) Finance, 5.36%, 09/19/06	20,000	19,946,400
Deutsche Bank Finance, LLC, 5.25%, 09/19/06	18,000	17,952,750
Dexia Delaware, LLC, 5.25%, 10/23/06	20,000	19,848,333
HBOS Treasury Services, 5.32%, 11/09/06	20,000	19,796,067

		97,428,500

TOTAL COMMERCIAL PAPER (Cost $498,519,270)		498,519,270

	Shares
INVESTMENT COMPANIES (7.5%)
BlackRock Provident Institutional Funds - Temp Fund	31,373,963	31,373,963
Goldman Sachs Financial Square Prime Obligations Fund	353,725	353,725
Merrill Lynch Premier Institutional Fund	200,366	200,366
Morgan Stanley Liquidity Prime Fund	37,931,831	37,931,832

TOTAL INVESTMENT COMPANIES (Cost $69,859,886)		69,859,886

	Par(000)
REPURCHASE AGREEMENTS (8.9%)
Banc America Securities, LLC, (Agreement dated 08/31/06 to be repurchased at $16,002,311 collateralized by $34,090,000 (Value $16,378,484) U.S. Treasury Notes, 5.06%, due 05/15/21) 5.20%, 09/01/06	16,000	16,000,000
JP Morgan Securities, (Agreement dated 08/31/06 to be repurchased at $17,002,460 collateralized by $17,449,000 (Value $17,331,468) U.S. Treasury Notes, 4.63%, due 08/31/11) 5.21%, 09/01/06	17,000	17,000,000

Merrill Lynch, (Agreement dated 08/31/06 to be repurchased at $16,002,311 collateralized by $16,000,000 (Value $16,374,065) U.S. Treasury Notes, 4.88%, due 08/31/08) 5.20%, 09/01/06	16,000	16,000,000
Morgan Stanley, (Agreement dated 08/31/06 to be repurchased at $17,002,460 collateralized by $17,520,000 (Value $17,347,833) U.S. Treasury Notes, 9.00%, due 11/15/18) 5.21%, 09/01/06	17,000	17,000,000
Wachovia Securities, (Agreement dated 08/31/06 to be repurchased at $17,002,465 collateralized by $15,451,000 (Value $17,390,252) U.S. Treasury Notes, 3.38%, 01/15/07) 5.22%, 09/01/06	17,000	17,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $83,000,000)		83,000,000

SECURITIES LENDING COLLATERAL (4.0%)
Investment in Securities Lending Short-Term Investment Portfolio held by Credit Suisse First Boston (See Notes)	37,224	37,223,972

Total SECURITIES LENDING COLLATERAL (Cost $37,223,972)		37,223,972

TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $931,297,500) (c)		931,297,500

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(1,220,321)
NET ASSETS – 100%		$930,077,179

(a)	The rates shown are as of August 31, 2006.

(b)	Certain amounts are temporarily on loan to an unaffiliated broker / dealer.

(c)	Aggregate cost for Federal income tax purposes.

(d)	Securities were purchased pursuant to Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been deemed liquid pursuant to procedures approved by the Board of Directors.

See Accompanying Notes to Schedules of Portfolio Investments

Mercantile Funds, Inc.

Government Money Market Fund

Schedule of Portfolio Investments

August 31, 2006

	Par (000)	Value
AGENCY OBLIGATIONS (51.6%)
Federal Farm Credit Bank (4.8%)
Discount Notes
5.19%, 09/12/06 (a)	4,000	$3,993,657
Floating Rate Notes
5.22%, 10/30/06	10,000	10,000,000
5.19%, 12/20/06	5,000	5,000,000
5.24%, 01/22/07	6,000	6,001,837

		24,995,494

Federal Home Loan Bank (15.2%)
Discount Notes
5.12%, 09/11/06 (a)	10,000	9,985,792
5.26%, 09/22/06 (a) (b)	5,000	4,984,650
5.24%, 10/04/06 (a)	5,000	4,975,983
5.13%, 10/25/06 (a)	12,000	11,907,555
5.15%, 11/01/06 (a)	5,000	4,956,410
Floating Rate Notes
4.58%, 02/22/07	6,000	6,000,000
4.67%, 03/01/07	4,085	4,085,000
4.72%, 05/04/07 (b)	2,500	2,497,020
5.24%, 05/15/07	4,000	3,999,978
Notes
2.88%, 09/15/06	2,500	2,497,598
3.50%, 09/15/06	5,000	4,996,428
4.38%, 10/26/06 (b)	5,000	5,000,000
4.50%, 11/03/06	2,500	2,496,785
4.88%, 11/15/06 (b)	5,580	5,573,095
5.44%, 08/16/07	2,250	2,250,000
5.50%, 08/21/07	2,000	2,000,000

		78,206,294

Freddie Mac (17.3%)
Discount Notes
4.96%, 09/12/06 (a) (b)	5,000	4,992,422
5.22%, 09/19/06 (a) (b)	6,000	5,984,355
5.20%, 10/05/06 (a) (b)	5,000	4,975,444
5.14%, 10/10/06 (a)	8,000	7,955,453
5.13%, 10/24/06 (a)	5,000	4,962,238
5.24%, 10/31/06 (a)	6,000	5,947,600
5.16%, 11/14/06 (a) (b)	5,000	4,946,967
5.15%, 11/21/06 (a) (b)	5,000	4,942,119
5.015%, 12/01/06 (a) (b)	6,000	5,923,939
5.19%, 01/30/07 (a)	5,000	4,891,112
5.14%, 04/13/07 (a)	5,000	4,840,089
Notes
3.00%, 09/29/06 (b)	9,375	9,358,356
2.75%, 10/15/06	5,000	4,984,144
3.75%, 11/15/06 (b)	10,000	9,966,053
4.75%, 01/22/07	4,750	4,750,000

		89,420,291

Fannie Mae (14.3%)
Discount Notes
5.22%, 09/01/06 (a)	5,000	5,000,000
5.11%, 09/06/06 (a)	4,500	4,496,769
5.12%, 09/13/06 (a) (b)	4,643	4,635,076
5.22%, 09/20/06 (a) (b)	8,110	8,088,051
5.17%, 10/25/06 (a)	7,000	6,945,715
5.30%, 12/13/06 (a) (b)	5,000	4,924,181
5.29%, 01/03/07 (a)	5,000	4,908,894
5.20%, 01/24/07 (a)	5,000	4,895,378
Floating Rate Notes
5.29%, 09/07/06	5,000	4,999,967
5.31%, 12/22/06	4,000	3,999,961
Notes
4.00%, 10/16/06	6,000	5,990,291
3.00%, 11/22/06 (b)	10,000	9,947,252
2.20%, 12/04/06	5,000	4,962,114

		73,793,649

Total AGENCY OBLIGATIONS (Cost $266,415,728)		266,415,728

REPURCHASE AGREEMENTS (25.8%)
Banc America Securities LLC, (Agreement dated 08/31/06 to be repurchased at $25,003,611 collateralized by $53,265,000 (Value $25,591,081) STRIP, 5.06%, due 05/15/21) 5.20%, 09/01/06	25,000	25,000,000
JP Morgan Securities, (Agreement dated 08/31/06 to be repurchased at $28,004,052 collateralized by $29,443,000 (Value $28,558,910) U.S. Treasury Notes, 4.63%, due 08/31/11) 5.21%, 09/01/06	28,000	28,000,000
Merrill Lynch (Agreement dated 08/31/06 to be repurchased at $25,003,611 collateralized by $25,000,000 (Value $25,584,476) U.S. Treasury Notes, 4.50%, due 02/15/36) 5.20%, 09/01/06	25,000	25,000,000
Morgan Stanley, (Agreement dated 08/31/06 to be repurchased at $27,003,908 collateralized by $27,435,000 (Value $27,547,433) U.S. Treasury Notes, 2.25%, due 02/15/07) 5.21%, 09/01/06	27,000	27,000,000
Wachovia Securities (Agreement dated 08/31/06 to be repurchased at $28,004,060 collateralized by $21,477,000 (Value $28,631, 551) U.S. Treasury Notes, 3.38%, due 01/15/07) 5.22%, 09/01/06	28,000	28,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $133,000,000)		133,000,000

SECURITIES LENDING COLLATERAL (19.4%)
Investment in Securities Lending Short-Term Investment Portfolio held by Credit Suisse First Boston (See Notes)	99,787	99,787,373

TOTAL SECURITIES LENDING COLLATERAL (Cost $99,787,373)		99,787,373

	Shares
INVESTMENT COMPANIES (3.3%)
Investment Companies (3.3%)
BlackRock Provident Institutional Funds - Temp Fund	1,943,116	1,943,116
Goldman Sachs Financial Square Prime Obligations Fund	14,808,582	14,808,582
Merrill Lynch Premier Institutional Fund	229,011	229,011

TOTAL INVESTMENT COMPANIES (Cost $16,980,709)		16,980,709

TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $516,183,810) (c)		516,183,810

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		624,376

NET ASSETS – 100%		$515,559,434

(a)	The rates shown are as of August 31, 2006.

(b)	Certain amounts are temporarily on loan to an unaffiliated broker / dealer.

(c)	Aggregate cost for Federal income tax purposes.

See Accompanying Notes to Schedules of Portfolio Investments

Mercantile Funds, Inc.

Tax-Exempt Money Market Fund

Schedule of Portfolio Investments

August 31, 2006

	Par (000)	Value
MUNICIPAL BONDS (98.6%)
Alaska (1.1%)
Valdez Alaska Marine Terminal, RB, VRDB, BP Pipelines, Inc. Project, 3.60%, 09/01/06 (a)	$2,500	$2,500,000

Arizona (2.6%)
Salt River Agriculture Improvement & Power Agency, 3.58%, 10/06/06	6,000	6,000,000

California (5.2%)
California Department of Water & Power Resources and Power Supply, RB, VRDB, LOC: Dexia Credit Local, 3.29%, 09/07/06 (a)	2,000	2,000,000
City of Fremont, COP, VRDB, Maintenance Center & Fire Project, INS: AMBAC, SPA: Dexia Credit Local, 3.29%, 09/07/06 (a)	6,320	6,320,000
Orange County Transportation Authority Toll Road, RB, VRDB, INS: AMBAC, SPA: JP Morgan, Dexia Credit Local, 3.29%, 09/07/06 (a)	4,000	4,000,000

		12,320,000

Connecticut (1.8%)
Connecticut State, GO, VRDB, SPA: Bayerische Landesbank, 3.38%, 09/07/06 (a)	1,650	1,650,000
Connecticut State, GO, VRDB, SPA: Landesbank Hessen-Thuringen Girozentrale, 3.41%, 09/07/06 (a)	2,500	2,500,000

		4,150,000

District of Columbia (2.1%)
District of Columbia, RB, VRDB, George Washington University, INS: MBIA, SPA: Bank of America, 3.46%, 09/06/06 (a)	5,000	5,000,000

Florida (4.6%)
Jacksonville Electric Authority, RB, 3.45%, 09/01/06 (a)	4,000	4,000,000
Sarasota County Florida Public Hospital, RB, VRDB, INS: AMBAC, 3.55%, 09/01/06 (a)	6,865	6,865,000

		10,865,000

Georgia (1.3%)
Cobb County, 4.50%, 12/29/06	3,000	3,008,127
Illinois (1.6%)
Cook County Community Construction, GO, VRDB, Schaumburg Township, SPA: Heleba, 3.43%, 09/06/06 (a)	1,000	1,000,000
Illinois Health Facilities Authority, RB, VRDB, Rush Presbyterian— St. Lukes Medical Center, LIQ: Northern Trust, 3.42%, 09/06/06 (a)	410	410,000
Illinois Health Facilities Authority, RB, VRDB, St. Lukes Medical Center, INS: MBIA, SPA: Bank One, 3.42%, 09/06/06 (a)	2,300	2,300,000

		3,710,000

Louisiana (1.3%)
St. Charles Parish, RB, VRDB, PCRB, Shell Oil Company Project, 3.60%, 09/01/06 (a)	3,050	3,050,000

Maryland (11.9%)
City of Baltimore IDA, RB, VRDB, Capital Acquisition, LOC: Bayerische Landesbank, 3.45%, 09/06/06 (a)	2,000	2,000,000
Howard County, Maryland, GO, 3.62%, 09/07/06	6,000	6,000,000
Maryland Health & Higher Education, RB, Johns Hopkins University, 3.55%, 09/12/06	4,500	4,500,000
Maryland State Economic Development Corp., RB, VRDB, U.S. Pharmacopeial INS: AMBAC, SPA: Bank of America, 3.55%, 09/07/06 (a)	5,850	5,850,000
Montgomery County, Maryland, GO, 3.55%, 09/01/06 (a)	3,150	3,150,000
University Systems of Maryland, COP, VRDB, College Park Business School, LOC: Bank of America, 3.46%, 09/07/07	4,200	4,200,000
Washington Suburban Sanitary District, GO, VRDB, BAN, SPA: Bank of America, 3.35%, 09/06/06 (a)	2,275	2,275,000

		27,975,000

Massachusetts (6.5%)
Massachusetts State, GO, 3.50%, 09/01/06 (a)	2,500	2,500,000
Massachusetts State Water Resources Authority, RB, VRDB, LIQ: Landesbank Hessen Thuringen, 3.50%, 08/01/20 (a)	2,325	2,325,000

Massachusetts State Water Revenue Authority, RB, VRDB, INS: AMBAC, SPA: Dexia Credit Local, Bank of Nova Scotia, 3.38%, 09/06/06 (a)	4,295	4,295,000
Massachusetts State, GO, SPA: State Street, 3.60%, 09/01/06 (a)	4,165	4,165,000
Massachusetts State, GO, VRDB, SPA: State Street Bank and Trust, 3.36%, 09/06/06 (a)	2,000	2,000,000

		15,285,000

Michigan (2.2%)
Michigan State, GO, TECP, 4.50%, 09/29/06	1,500	1,501,061
University of Michigan, RB, VRDB, Medical Service Plan, 3.45%, 09/01/06 (a)	1,700	1,700,000
University of Michigan, RB, VRDB, University Hospital, 3.45%, 09/06/06 (a)	2,000	2,000,000

		5,201,061

Minnesota (3.2%)
Minnesota State, GO, 5.00%, 10/01/06	2,000	2,002,461
Rochester Minnesota Health Facilities Mayo Foundation 92A, RB, TECP, 3.58%, 10/12/06	3,000	3,000,000
Rochester Minnesota Health Facilities Mayo Foundation 92A, 3.58%, 10/12/06	2,400	2,400,000

		7,402,461

Missouri (3.4%)
Missouri State Highway Funding, GO, 5.25%, 02/01/07	1,250	1,257,855
Missouri State Health & Educational Facilities, RB, VRDB, Cox Health Systems, INS: AMBAC, SPA: Bank of Nova Scotia, 3.55%, 09/01/06 (a)	5,250	5,250,000
Missouri State Health & Educational Facilities, RB, VRDB, Washington University Project, SPA: Morgan Guaranty Trust, 3.46%, 09/01/06 (a)	550	550,000
Missouri State Health & Educational Facilities, RB, VRDB, Washington University Project, SPA: Morgan Guaranty Trust, 3.46%, 09/01/06 (a)	940	940,000

		7,997,855

New Hampshire (0.6%)
New Hampshire Health & Higher Education, Dartmouth College, RB, VRDB, SPA: JP Morgan, 3.39%, 09/06/06 (a)	1,475	1,475,000

New Mexico (1.7%)
New Mexico, GO, 5.00%, 09/01/06	4,065	4,065,000

New York (4.0%)
Long Island Power Authority, RB, VRDB, INS: MBIA, SPA: Credit Suisse First Boston, 3.39%, 09/06/06 (a)	1,315	1,315,000
New York City Transitional Financial Authority, RB, VRDB, New York City Recovery, SPA: Bank of New York, 3.39%, 09/01/06 (a)	2,375	2,375,000
New York City, GO, VRDB, LOC: JP Morgan, 3.39%, 09/06/06 (a)	4,100	4,100,000
New York City, GO, 3.50%, 09/06/06 (a)	1,500	1,500,000

		9,290,000

North Carolina (4.6%)
City of Durham, COP, VRDB, SPA: Wachovia Bank of North Carolina, 3.44%, 09/06/06 (a)	300	300,000
North Carolina Educational Facilities, Financial Agency Revenue, RB, VRDB, Duke University Project, 3.54%, 09/07/06 (a)	5,420	5,420,000
University of North Carolina, RB, VRDB, 3.41%, 09/06/06 (a)	3,800	3,800,000
Winston Salem Community Treatment Facilities Partnership, COP, SPA: Dexia Credit Local, 3.40%, 09/07/06 (a)	1,200	1,200,000

		10,720,000

Ohio (0.6%)
State Air Quality Development Authority, RB, LOC: Wachovia Bank, 3.45%, 09/01/06 (a)	1,300	1,300,000

Oregon (1.1%)
Oregon State, GO, VRDB, SPA: Morgan Guaranty Trust, 3.40%, 09/06/06 (a)	2,600	2,600,000

Pennsylvania (4.8%)
Delaware County IDA, RB, VRDB, General Electric, 3.40%, 09/06/06 (a)	1,550	1,550,000
Delaware County IDA, RB, VRDB, General Electric, 3.40%, 09/06/06 (a)	2,200	2,200,000
Pennsylvania State Turnpike Revenue, RB, VRDB, SPA: Westdeutsche Landesbank, Bayerische Landesbank, Gironzentrale, Landesbank Baden, Wurtemburg, 3.50%, 09/01/06 (a)	5,485	5,485,000

Pennsylvania State University, RB, VRDB, SPA: Westdeutsche Landesbank, 3.40%, 09/07/06 (a)	2,000	2,000,000

		11,235,000

South Carolina (2.7%)
Berkeley County, RB, PCRB, VRDB, GTD, Amoco Chemical Company Project, 3.60%, 09/01/06 (a)	3,300	3,300,000
South Carolina Public Services, RB, 3.55%, 09/08/06	3,000	3,000,000

		6,300,000

Texas (12.2%)
Houston Texas, GO, 3.50%, 10/16/06	6,000	6,000,000
Dallas Texas Area Rapid Transit Authority, RB, 3.52%, 11/07/06	6,950	6,950,000
Harris County Texas, GO, 3.58%, 11/03/06	6,000	6,000,000
Red River Educational Finance Corporation, RB, VRDB, Texas Christian University Project, 3.41%, 09/06/06 (a)	3,100	3,100,000
San Antonio Gas & Electric, RB, TECP, LIQ: Bank of America, State Street, 3.58%, 10/19/06	2,200	2,200,000
Texas Public Finance Authority, GO, 3.55%, 10/18/06	3,000	3,000,000
Texas Board of Regents, RB, TECP, Texas A&M University, 3.58%, 11/16/06	1,500	1,500,000

		28,750,000

Utah (4.6%)
Intermountain Power Agency, RB, INS: AMBAC, SPA: Landesbank Hessen Thuringen, 3.60%, 09/01/06 (a)	1,000	1,000,000
Intermountain Power Agency, RB, TECP, INS: AMBAC, 3.51%, 11/08/06	2,000	2,000,000
Intermountain Power Agency, RB, TECP, SPA: Bank of Nova Scotia, 3.58%, 10/17/06	4,000	4,000,000
Salt Lake County, RB, VRDB, PCRB, Service Station Holdings Project, BP Amoco, 3.60%, 09/01/06 (a)	3,900	3,900,000

		10,900,000

Virginia (10.8%)
IDA of Hampton, RB, TECP, Sentara Health System, LIQ: Wachovia Bank, 3.51%, 11/06/06	3,000	3,000,000
Loudoun County IDA, RB, VRDB, Howard Hughes Medical Institute, 3.44%, 09/06/06 (a)	4,155	4,155,000

Loudoun County IDA, RB, VRDB, Howard Hughes Medical Institute, 3.50%, 09/01/06 (a)	3,000	3,000,000
Peninsula Port Authority of Virginia, RB, TECP, LIQ: U.S. Bank, 3.58%, 09/11/06	4,005	4,005,000
University of Virginia, 3.62%, 09/08/06	4,000	4,000,000
Virginia State, Public Building Authority, RB, SPA: Dexia Credit Local, 3.40%, 09/01/06 (a)	7,300	7,300,000

		25,460,000

Washington (2.1%)
King County Sewer, RB, TECP, SPA: Bayerische Landesbank, 3.60%, 12/07/06	5,000	5,000,000

TOTAL MUNICIPAL BONDS (Cost $231,559,504)		231,559,504

	Shares	Value
INVESTMENT COMPANIES (1.2%)
BlackRock Provident Institutional Funds – MuniFund	1,133,310	1,133,310
Goldman Sachs Financial Square Tax-Free Money Market Fund	1,642,116	1,642,116

TOTAL INVESTMENT COMPANIES (Cost $2,775,426)		2,775,426

TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $234,334,930) (b)		234,334,930

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		376,828

NET ASSETS – 100%		$234,711,758

(a)	The rates shown are as of August 31, 2006 and the maturity dates shown are the shorter of (i) the next interest readjustment or (ii) the date on which the principal amount can be recovered through demand.

(b)	Aggregate cost for Federal income tax purposes.

See Accompanying Notes to Schedules of Portfolio Investments

Mercantile Funds, Inc.

Growth & Income Fund

Schedule of Portfolio Investments

August 31, 2006

	Shares	Value
Common Stocks (99.0%)
Consumer Discretionary (14.3%)
Apollo Group, Inc. (a) (b)	151,260	$7,594,765
Comcast Corp. - Class A (a)	169,120	5,919,200
Home Depot, Inc. (a)	293,820	10,075,087
Kohl’s Corp. (a)	103,650	6,479,162
Nike, Inc. (a)	67,880	5,481,989
OSI Restaurant Partners, Inc.	174,200	5,394,974
Regis Corp.	63,260	2,321,009
Target Corp.	89,100	4,311,549
Time Warner, Inc.	512,320	8,514,758
Urban Outfitters, Inc. (a)	594,210	9,323,155

		65,415,648

Consumer Staples (7.6%)
General Mills, Inc.	40,320	2,186,554
Nestle - ADR	95,200	8,170,121
PepsiCo, Inc.	107,670	7,028,698
Procter & Gamble Co.	153,840	9,522,695
Sysco Corp.	259,490	8,145,391

		35,053,459

Energy (9.7%)
Apache Corp.	122,390	7,989,619
BP PLC - ADR	62,000	4,219,100
ConocoPhillips	145,120	9,204,962
Exxon Mobil Corp.	267,902	18,128,928
Halliburton Co.	148,700	4,850,594

		44,393,203

Financials (17.0%)
Allstate Corporation	150,940	8,745,464
American International Group	187,450	11,963,059
Capital One Financial (a)	114,620	8,378,722
Citigroup, Inc.	265,810	13,117,723
Freddie Mac	113,860	7,241,496
Legg Mason, Inc. (a)	31,409	2,866,385
Lehman Brothers Holding, Inc. (a)	53,050	3,385,121
Wachovia Corp.	154,560	8,443,613
Wells Fargo Co. (a)	132,720	4,612,020
Willis Group Holdings Ltd. (a)	256,050	9,274,131

		78,027,734

Health Care (14.7%)
Abbott Laboratories	125,710	6,122,077
Biomet, Inc. (b)	141,970	4,643,839
Boston Scientific Corp. (a)	386,470	6,740,037
Cephalon, Inc. (a) (b)	101,660	5,796,653
Genzyme Corp. (a) (b)	140,180	9,284,121
Johnson & Johnson	71,800	4,642,588
Kinetic Concepts, Inc. (a)	176,780	5,586,248
Medtronic, Inc. (b)	181,220	8,499,218
Pfizer, Inc.	582,080	16,042,125

		67,356,906

Industrials (10.5%)
Danaher Corp. (b)	107,730	7,141,422
Eaton Corporation	72,530	4,823,245
General Electric Co.	338,550	11,531,013
Ingersoll Rand Co.	160,970	6,120,079
Rohm & Haas Co. (a)	119,580	5,273,478
United Technologies	213,060	13,360,993

		48,250,230

Information Technology (22.4%)
Accenture Ltd.	190,180	5,640,739
Cisco Systems (a)	435,710	9,581,263
Dell Computer Corp. (a)	470,330	10,605,942
Ebay, Inc. (a) (b)	246,390	6,864,425
EMC Corp. (a)	904,400	10,536,260
Intel Corp.	492,235	9,618,272
Maxim Integrated Products	227,730	6,626,943
Microsoft	667,760	17,154,753
Oracle Corp. (a)	309,620	4,845,553
QUALCOMM, Inc.	94,240	3,550,021
Symantec Corp. (a)	400,690	7,468,862
Texas Instruments, Inc. (a)	151,040	4,922,394
YAHOO!, Inc. (a) (b)	179,190	5,164,256

		102,579,683

Telecommunication (2.1%)
AT&T, Inc. (a)	176,450	5,492,888
Sprint Nextel Corp.	254,068	4,298,831

		9,791,719

Utilities (0.7%)
Exelon Corp.	55,500	3,384,390

TOTAL COMMON STOCKS (Cost $409,627,211)		454,252,972

SECURITIES LENDING COLLATERAL (16.9%)
Investment in Securities Lending Short-Term Investment Portfolio held by Credit Suisse First Boston (See Notes)	77,626,396	77,626,396

TOTAL SECURITIES LENDING COLLATERAL (Cost $77,626,396)		77,626,396

	Par (000)
Repurchase Agreement (0.9%)
Morgan Stanley, (Agreement Dated 08/31/06 to be repurchased at $4,184,606 collateralized by 4,150,000 (Value $4,272,005) U.S. Treasury Note, 5.63%, due 05/15/08, due 11/15/26) 5.21%, 09/01/06	4,184	4,184,000

TOTAL REPURCHASE AGREEMENT (Cost $4,184,000)		4,184,000

TOTAL INVESTMENT IN SECURITIES – 116.8% (Cost $491,437,607) (c)		536,063,368

LIABILITIES IN EXCESS OF OTHER ASSETS – (16.8)%		(77,245,704)

NET ASSETS – 100%		$458,817,664

(a)	Non-income producing securities.

(b)	Certain share amounts are temporarily on loan to an unaffiliated broker / dealer.

(c)	Aggregate cost for Federal income tax purposes is $491,437,607. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$63,629,836
Excess of tax cost over value	$(19,004,075)

See Accompanying Notes to Schedules of Portfolio Investments

Mercantile Funds, Inc.

Equity Income Fund

Schedule of Portfolio Investments

August 31, 2006

	Shares	Value
Common Stocks (86.4%)
Consumer Discretionary (8.5%)
Comcast Corp. - Class A (a)	26,580	$930,300
Home Depot, Inc. (a)	69,780	2,392,756
OSI Restaurant Partners, Inc.	44,910	1,390,863
Regis Corp.	32,900	1,207,101
Target Corp.	20,230	978,930
Time Warner, Inc.	136,300	2,265,306

		9,165,256

Consumer Staples (5.2%)
Avon Products	28,960	831,442
Liz Claiborne, Inc.	37,040	1,384,184
Nestle - ADR	8,860	760,371
Procter & Gamble Co.	10,230	633,237
Unilever PLC - Sponsored ADR	39,550	952,364
Wal-Mart Stores, Inc.	23,057	1,031,109

		5,592,707

Energy (10.7%)
Apache Corp.	24,510	1,600,013
BP PLC - ADR	20,760	1,412,718
ChevronTexaco Corp. (a)	40,190	2,588,236
ConocoPhillips	43,690	2,771,257
Exxon Mobil Corp.	48,430	3,277,258

		11,649,482

Financials (23.1%)
Allstate Corporation	17,290	1,001,783
American International Group	40,570	2,589,177
Bank of America Corp.	80,350	4,135,614
Capital One Financial (a)	20,570	1,503,667
Chubb Corp.	22,590	1,133,114
Citigroup, Inc.	81,660	4,029,921
Endurance Specialty Holdings Limited	47,040	1,517,981
Entertainment Properties	11,870	591,838
Freddie Mac	24,080	1,531,488
J.P. Morgan Chase & Co.	40,800	1,862,928
Lincoln National Corp.	15,960	968,772
Wachovia Corp.	33,511	1,830,706
Wells Fargo Co. (a)	25,140	873,615
Willis Group Holdings Ltd. (a)	38,130	1,381,069

		24,951,673

Health Care (10.5%)
Abbott Laboratories	28,760	1,400,612
Boston Scientific Corp. (a)	101,550	1,771,032
Health Management Associates, Inc.	58,530	1,223,862
Johnson & Johnson	12,310	795,965
Kinetic Concepts, Inc. (a)	48,570	1,534,812
Pfizer, Inc.	155,140	4,275,658
Wyeth Co.	8,980	437,326

		11,439,267

Industrials (5.6%)
Eaton Corporation	13,480	896,420
General Electric Co.	55,510	1,890,671
Ingersoll Rand Co.	31,320	1,190,786
Rohm & Haas Co. (a)	6,300	277,830
Tyco International, Ltd.	44,410	1,161,322
United Technologies	11,000	689,810

		6,106,839

Information Technology (13.4%)
CDW Corp. (a)	15,650	912,395
Cisco Systems (a)	50,280	1,105,657
Dell Computer Corp. (a)	68,510	1,544,901
EMC Corp. (a)	134,600	1,568,090
Flextronics International Ltd. (a)	66,780	788,004
Intel Corp.	101,360	1,980,574
Jabil Circuit, Inc.	37,090	995,125
Maxim Integrated Products	40,940	1,191,354
Microsoft	79,030	2,030,280
Oracle Corp. (a)	36,500	571,225
STMicroelectronics N.V. - NY Shares (a)	24,930	411,096
Symantec Corp. (a)	79,540	1,482,626

		14,581,327

Materials (3.1%)
Alcoa, Inc.	14,660	419,129
Dow Chemical Company	51,980	1,981,997
Du Pont de Nemours (E.I.)	24,150	965,276

		3,366,402

Telecommunication (4.9%)
AT&T, Inc. (a)	81,670	2,542,386
Sprint Nextel Corp.	50,630	856,660
Verizon Communications	40,800	1,435,344
Vodafone Group - ADR	24,221	526,565

		5,360,955

Utilities (1.4%)
Exelon Corp.	15,490	944,580
PNM Resources	19,460	557,918

		1,502,498

TOTAL COMMON STOCKS (Cost $80,720,260)		93,716,406

	Par (000)
SECURITIES LENDING COLLATERAL (12.7%)
Investment in Securities Lending Short-Term Investment Portfolio held by Credit Suisse First Boston (See Notes)	13,789	13,789,163

TOTAL SECURITIES LENDING COLLATERAL (Cost $13,789,163)		13,789,163

Repurchase Agreement (0.7%)
Banc America Securities LLC, (Agreement Dated 08/31/06 to be repurchased at $736,106 collateralized by 1,570,000 (Value $754,304) STRIPS, 4.87%, due 05/15/21) 5.20%, 09/01/06	736	736,000

TOTAL REPURCHASE AGREEMENT (Cost $736,000)		736,000

TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $95,245,423)		108,241,569

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		220,520

NET ASSETS – 100%		$108,462,089

(a)	Non-income producing securities.

(b)	Certain share amounts are temporarily on loan to an unaffiliated broker / dealer.

(c)	Aggregate cost for Federal income tax purposes is $ 95,245,423. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$16,382,691
Excess of tax cost over value	$(3,386,545)

See Accompanying Notes to Schedules of Portfolio Investments

Mercantile Funds, Inc.

Equity Growth Fund

Schedule of Portfolio Investments

August 31, 2006

	Shares	Value
Common Stocks (83.8%)
Consumer Discretionary (11.6%)
Apollo Group, Inc. (a) (b)	12,870	$646,203
Comcast Corp. - Class A (a)	19,170	670,950
Kohl’s Corp. (a)	10,760	672,608
Lowe’s Companies, Inc.	29,980	811,259
Nike, Inc. (a)	8,640	697,766
Regis Corp.	21,120	774,893
Target Corp.	16,630	804,726
Urban Outfitters, Inc. (a)	69,990	1,098,142

		6,176,547

Consumer Staples (7.5%)
Nestle - ADR	10,200	875,370
Pepsico, Inc.	17,450	1,139,136
Procter & Gamble Co.	18,480	1,143,912
Sysco Corp.	26,930	845,333

		4,003,751

Energy (4.4%)
Apache Corp.	11,180	729,831
Halliburton Co.	18,670	609,015
Peabody Energy Corp	8,740	385,172
Smith International, Inc. (b)	14,490	608,145

		2,332,163

Financials (4.4%)
American International Group	16,370	1,044,734
Capital One Financial	12,460	910,826
Legg Mason, Inc.	4,485	409,301

		2,364,861

Health Care (14.4%)
Abbott Laboratories	14,160	689,592
Alcon, Inc.	3,910	460,559
Biomet, Inc. (b)	21,570	705,555
Boston Scientific Corp. (a)	47,670	831,365
Cephalon, Inc. (a) (b)	11,220	639,764
Genzyme Corp. (a) (b)	17,340	1,148,427
Kinetic Concepts, Inc. (a)	22,370	706,892
Lilly (Eli) & Co.	9,855	551,190
Medtronic, Inc. (b)	18,660	875,154
Pfizer, Inc.	39,485	1,088,207

		7,696,705

Industrials (11.4%)
Danaher Corp. (b)	19,780	1,311,216
General Electric Co.	39,120	1,332,428
Ingersoll Rand Co.	17,820	677,516
Precision Castparts Corp.	15,160	885,950
United Technologies	20,950	1,313,775
UTi Worldwide Inc.	23,440	540,292

		6,061,177

Information Technology (30.1%)
Accenture Ltd.	25,850	766,711
Adobe Systems, Inc.	12,290	398,688
Altera Corp. (a)	22,710	459,423

Applied Materials, Inc.	26,930	454,578
Broadcom Corp. CL- A (a)	15,420	453,965
Cisco Systems (a)	66,090	1,453,319
Cognos, Inc. (a)	23,540	765,521
Dell Computer Corp. (a)	59,880	1,350,294
Ebay, Inc. (a) (b)	33,660	937,768
EMC Corp. (a)	88,620	1,032,423
Intel Corp.	57,760	1,128,630
Maxim Integrated Products	7,870	229,017
Microsoft	106,910	2,746,517
Oracle Corp. (a)	31,140	487,341
QUALCOMM, Inc.	14,230	536,044
Symantec Corp. (a)	37,340	696,018
Tessera Technologies, Inc. (a)	12,250	403,025
Texas Instruments, Inc.	25,530	832,023
YAHOO!, Inc. (a) (b)	30,910	890,826

		16,022,131

TOTAL COMMON STOCKS (Cost $40,955,383)		44,657,335

	Par (000)
SECURITIES LENDING COLLATERAL (15.3%)
Investment in Securities Lending Short-Term Investment Portfolio held by Credit Suisse First Boston (See Notes)	13,789	13,789,163

TOTAL SECURITIES LENDING COLLATERAL (Cost $13,789,163)		13,789,163

Repurchase Agreement (0.8%)
Banc of America Securities, LLC (Agreement Dated 08/31/06 to be repurchased at $447,065 collateralized by 955,000 (Value $458,828) U.S. STRIPS, 4.87%, due 05/15/21) 5.20%, 09/01/06	447	447,000

TOTAL REPURCHASE AGREEMENT (Cost $447,000)		447,000

TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $55,191,546) (c)		58,893,498

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		50,766

NET ASSETS – 100%		$58,944,264

(a)	Non-income producing securities.

(b)	Certain share amounts are temporarily on loan to an unaffiliated broker / dealer.

(c)	Aggregate cost for Federal income tax purposes is $55,191,546. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$6,121,568
Excess of tax cost over value	$(2,419,616)

See Accompanying Notes to Schedules of Portfolio Investments

Mercantile Funds, Inc.

Capital Opportunities Fund

Schedule of Portfolio Investments

August 31, 2006

	Shares	Value
Common Stocks (74.7%)
Autos & Transportation (2.9%)
Alexander & Baldwin, Inc.	29,600	$1,298,256
Kirby Corp. (a)	33,700	988,421
Knight Transportation	76,750	1,319,333
Saia, Inc. (a)	14,500	445,875
Skywest, Inc.	30,800	744,436
Thor Industries, Inc. (b)	23,500	991,230
Universal Truckload Services, Inc. (a)	26,900	742,440
Wabtec	48,500	1,368,185
YRC Worldwide, Inc. (a) (b)	15,500	570,090

		8,468,266

Consumer Discretionary (15.4%)
A.H. Belo Corp.	32,000	521,600
Advisory Board (a)	29,200	1,483,944
American Greetings Corp., Class A	33,900	831,228
Applebee’s International, Inc.	48,300	1,002,225
BJ’S Restaurant, Inc. (a)	273,600	5,042,447
Borders Group, Inc.	48,800	933,544
Brinks Co.	24,400	1,390,068
Carters, Inc. (a) (b)	56,700	1,309,770
Casella Waste Systems, Class A (a)	56,100	660,297
Cato Corp.	49,550	1,151,047
CEC Entertainment, Inc. (a)	30,200	962,776
Chipotle Mexican Grill CL-A (a) (b)	10,400	513,136
Coach, Inc. (a)	47,200	1,424,968
Dollar Tree Stores, Inc. (a) (b)	38,700	1,113,786
First Cash Services, Inc. (a) (b)	98,400	2,049,671
Furniture Brands Intl. (b)	24,300	465,345
Guitar Center, Inc. (a) (b)	32,900	1,246,910
Gymboree Corp. (a)	58,000	1,945,900
Hibbett Sporting Goods (a) (b)	65,119	1,597,369
Insight Enterprises, Inc. (a)	49,200	886,092
K-Swiss, Inc., Class S	26,600	731,766
Kenneth Cole Productions, Inc.	20,500	479,905
Lenox Group, Inc. (a)	18,600	105,648
Life Time Fitness, Inc. (a) (b)	27,900	1,253,547
Meredith Corp.	19,300	913,662
Petsmart, Inc. (b)	26,400	662,640
PRICELINE.COM, Inc. (a) (b)	29,100	971,649
Resources Connection (a) (b)	25,300	617,320
Ross Stores, Inc.	36,100	884,089
Service Corp. International	124,500	1,045,800
Sonic Corp. (a) (b)	67,418	1,478,477
Stages Stores, Inc. (b)	34,050	897,558
Tractor Supply Co. (a) (b)	21,000	894,180
Tuesday Morning Corp. (b)	35,300	475,844
Under Armour, Inc. (a) (b)	56,600	1,949,304
United Stationers, Inc. (a)	18,300	838,689
WMS Industries, Inc. (a)	40,800	1,093,440
Wolverine World Wide	42,200	1,064,706
Zale Corp. (a) (b)	46,300	1,238,525
Zumiez, Inc. (a)	23,100	514,899

		44,643,771

Consumer Staples (1.0%)
Bunge Ltd. (b)	12,900	726,786
Constellation Brands, Inc. (a) (b)	38,600	1,053,394
Del Monte Foods Co.	96,000	1,065,600

		2,845,780

Energy (5.2%)
Alpha Natural Resources, Inc. (a)	39,600	717,948
Arch Coal, Inc.	17,800	582,950
Basic Energy Services, Inc. (a) (b)	63,100	1,804,660
Carbo Ceramics Inc. (b)	30,600	1,222,164
Energy Partners Ltd. (a) (b)	38,300	955,585
Grey Wolf, Inc. (a) (b)	125,400	916,674
Input/Output, Inc. (a) (b)	143,500	1,430,695
Newfield Exploration Co. (a)	18,500	799,940
SEACOR Holdings, Inc. (a)	15,700	1,366,371
TODCO-Class A (a)	18,800	696,164
W-H Energy Services, Inc. (a) (b)	62,900	3,174,563
Whiting Petroleum Corp. (a) (b)	33,500	1,507,500

		15,175,214

Financial Services (14.2%)
American Equity Investment (b)	50,100	579,657
Amerisafe, Inc. (a)	84,200	905,150
Ashford Hospitality Trust (b)	60,400	722,988
Bank of Hawaii Corp.	30,300	1,479,246
BankUnited Financial Corp. (b)	43,900	1,131,303
Boston Private Financial	43,300	1,080,768
Brandywine Realty Trust (b)	48,722	1,589,799
Camden Property Trust	16,800	1,303,512
Colonial Bancgroup, Inc.	75,600	1,851,444
Cowen Group, Inc. (a)	34,100	480,128
Delphi Financial Group	61,650	2,396,952
Education Realty Trust, Inc.	30,000	425,100
Euronet Worldwide, Inc. (a)	47,800	1,161,540
First Midwest Bancgroup, Inc.	20,400	761,940
First Republic Bank	34,200	1,457,604
Greater Bay Bancorp	44,700	1,272,609
Harleysville Group	24,300	874,557
Highland Hospitality	65,400	900,558
Hub International Ltd.	24,000	687,360
Independent Bank Corp.	13,700	467,855
Infinity Property & Casualty Corp.	22,700	861,465
MAF Bancorp, Inc.	23,700	978,099
Midwest Banc Holdings, Inc. (b)	53,200	1,275,204
NBT Bancorp, Inc.	22,300	521,374
Platinum Underwriters	39,900	1,185,030
Portfolio Recovery Associates, Inc. (a) (b)	37,300	1,481,556
Provident Bankshares	36,800	1,379,264
RAIT Investment Trust	52,200	1,460,556
Reckson Associates Realty Corp.	25,900	1,108,261
Signature Bank (a)	48,100	1,580,085
StanCorp Financial Group	17,700	824,289
Sterling Financial	54,616	1,805,605
Strategic Hotel Capital, Inc. (b)	71,100	1,450,440
Triad Guaranty, Inc. (a)	24,700	1,241,669
United Fire & Casualty	33,400	934,532
W.R. Berkley Corp.	48,000	1,680,000

		41,297,499

Health Care (10.0%)
Align Technology, Inc. (a) (b)	114,800	717,500
Anadys Pharmaceuticals, Inc. (a)	89,266	332,962
Arrow International, Inc.	28,400	917,604
Cardiome Pharacuticals (a)	36,400	508,144
CombinatoRx, Inc. (a) (b)	36,700	277,085
Community Health Systems Inc. (a) (b)	25,400	984,504
Conceptus, Inc. (a) (b)	79,600	1,373,100
Conor Medsystems, Inc. (a) (b)	36,000	972,000
CV Therapeutics (a) (b)	77,000	866,250
Digene Corp. (a) (b)	33,500	1,395,275
Immucor, Inc. (a)	68,063	1,413,658
Keryx Biopharmaceuticals (a) (b)	77,900	1,069,567
MGI Pharma, Inc. (a) (b)	92,500	1,399,525
Micrus Endovascular Corp. (a)	94,600	1,313,048
Nastech Pharmaceutical (a) (b)	123,700	1,877,766
Nektar Therapeutics (a) (b)	99,200	1,737,984
Nutri/System, Inc. (a) (b)	13,800	685,584
Owens & Minor, Inc.	35,400	1,138,818
PDL BioPharma, Inc (a) (b)	75,800	1,493,260
Pediatrix Medical Group, Inc. (a)	29,000	1,328,200
Rigel Pharmaceuticals, Inc. (a) (b)	83,000	823,360
Steris Corp.	41,400	984,492
Telik, Inc. (a)	94,800	1,690,284
United Therapeutics Corp. (a) (b)	44,400	2,423,796
Universal Health Services, Inc.	23,900	1,353,218

		29,076,984

Information Technology (10.8%)
Acxiom Corp.	50,500	1,226,645
Akamai Technologies (a)	47,800	1,873,760
BEA Systems, Inc. (a) (b)	118,900	1,632,497
Bell Microproducts (a) (b)	65,100	317,688
Brocade Communications Systems, Inc. (a)	268,100	1,662,220
Checkpoint Systems, Inc. (a) (b)	42,000	762,300
CommScope, Inc. (a) (b)	46,000	1,343,660
Compuware Corp. (a)	169,600	1,288,960
Emulex Corp. (a)	96,700	1,674,844
Factset Research Systems, Inc.	25,900	1,142,190
Finisar Corporation (a)	141,200	523,852
FMC Corp.	16,500	1,008,480
Informatica Corp. (a) (b)	108,500	1,588,440
Marchex, Inc. (a) (b)	47,500	779,950
Microsemi Corp. (a)	71,600	1,988,332
Netgear, Inc. (a) (b)	28,700	564,529
O2Micro International Ltd. (a)	43,100	259,031
Parametric Technology Corp (a)	91,500	1,474,065
Powerwave Technologies, Inc. (a)	73,500	557,130
Premiere Global Services, Inc. (a)	89,000	694,200
QAD, Inc.	40,500	299,295
Rackable Systems, Inc. (a)	48,000	1,332,480
SiRF Technology Holdings, Inc. (a) (b)	34,400	905,752
Symbol Technologies, Inc.	49,800	598,098
Synopsys, Inc. (a)	49,100	930,936
Tessera Technologies, Inc. (a)	29,400	967,260
TIBCO Software, Inc. (a)	147,900	1,162,494
Trident Microsystems, Inc. (a)	45,200	932,476
Verifone Holdings, Inc. (a)	76,200	1,764,030

		31,255,594

Materials & Processing (8.8%)
Albemarle Corp.	20,400	1,119,960
Bowater, Inc. (b)	39,300	893,289
Ceradyne, Inc. (a) (b)	28,200	1,242,774
Chaparral Steel Co. (a) (b)	11,700	835,614
Crown Holdings, Inc. (a)	61,700	1,134,663
Dynamic Materials Corp. (b)	54,600	1,996,722
Georgia Gulf Corp. (b)	37,600	997,904
Gilbraltar Industries, Inc.	34,200	827,640
Griffon Corp. (a) (b)	30,300	716,898
Harsco Corp.	15,300	1,217,268
Hexcel Corp. (a) (b)	77,100	1,158,042
Insituform Technologies (a)	21,000	481,950
IPSCO, Inc.	10,000	924,500
Kaydon Corp.	13,900	529,729
MacDermid, Inc.	35,500	1,017,075
Mueller Industries, Inc. (b)	29,600	1,134,272
Mueller Water Products Inc. (a) (b)	33,200	564,400
NCI Building Systems, Inc. (a) (b)	39,600	2,151,864
Pactiv Corp. (a)	23,500	628,155
Polyone Corp. (a)	81,800	709,206
Spartech	33,600	757,008
Texas Industries	14,800	694,712
Valspar Corp.	33,200	883,120
Volcom, Inc. (a)	23,200	542,648
Walter Industries, Inc. (b)	16,100	886,144
Westlake Chemical Corp.	23,600	707,056
Williams Scotsman International, Inc. (a)	42,800	898,372

		25,650,985

Producer Durables (4.4%)
Crane Co.	26,500	1,059,470
Cymer, Inc. (a) (b)	26,800	1,102,820
Entegris, Inc. (a)	71,500	776,490
ESCO Technologies, Inc. (a) (b)	28,500	1,454,640
KB Home	11,600	496,016
Lincoln Electric Holdings, Inc.	39,900	2,195,697
Polycom, Inc. (a)	68,200	1,622,478
Symmetricom, Inc. (a) (b)	145,600	1,086,176
Technitrol, Inc.	49,800	1,409,838
Varian Semiconductor Equipment (a) (b)	30,200	1,066,362
WCI Communities, Inc. (a) (b)	25,700	396,808

		12,666,795

Utilities (2.0%)
Basin Water, Inc. (a) (b)	57,600	459,072
Black Hills Corp.	16,800	584,808
El Paso Electric Co. (a)	41,500	992,265
Fairpoint Communications, Inc.	36,500	596,775
Otter Tail Corp.	28,700	865,305
PNM Resources	39,050	1,119,564
Southwest Gas Corp.	30,900	1,041,330

		5,659,119

TOTAL COMMON STOCKS (Cost $173,604,675)		216,740,007

	Par (000)
SECURITIES LENDING COLLATERAL (22.7%)
Investment in Securities Lending Short-Term Investment Portfolio held by Credit Suisse First Boston (See Notes)	65,800	65,799,840

TOTAL SECURITIES LENDING COLLATERAL (Cost $65,799,840)		65,799,840

AGENCY OBLIGATIONS (3.0%)
Fannie Mae - (2.6%)
5.22%, 9/1/06	7,550	7,548,925

Freddie Mac (0.4%)
4.96%, 9/12/06	1,023	1,023,251

TOTAL AGENCY OBLIGATIONS (Cost $8,573,395)		8,572,176

TOTAL INVESTMENT IN SECURITIES – 100.4% (Cost $247,977,910) (c)		291,112,023

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(1,082,018)

NET ASSETS – 100%		$290,030,005

(a)	Non-income producing securities.

(b)	Certain share amounts are temporarily on loan to an unaffiliated broker / dealer.

(c)	Aggregate cost for Federal income tax purposes is $247,977,910. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$52,187,493
Excess of tax cost over value	$(9,053,380)

See Accompanying Notes to Schedules of Portfolio Investments

Mercantile Funds, Inc.

International Equity Fund

Schedule of Portfolio Investments

August 31, 2006

	Shares	Value
Common Stocks (97.1%)
Australia (1.4%)
Billiton	26,757	$565,735
BluScope Steel, Ltd.	85,012	440,601
Brambles Industries Ltd. (b)	23,830	217,364
CSL Ltd.	8,339	323,669
Fosters Brewing	1,163,073	5,282,256
Newcrest Mining	97,542	1,451,850
Orica Ltd.	86,024	1,475,429
Rio Tinto Ltd.	3,878	215,938

		9,972,842

Austria (1.7%)
Erste Bank Der Oester	20,857	1,261,081
Immofinanz Immobilien Anlagen AG (a)	136,220	1,579,206
OMV AG	18,902	1,007,764
Raiffeisen International Bank-Holding AG	10,625	958,188
Telekom Austria AG	257,072	6,296,394
Wiener Stadtische Allgemeine Verisherung AG	6,581	403,304
Wienerberger Baustoffindustrie AG	11,844	568,501

		12,074,438

Belgium (1.1%)
Almancora Communications	4,010	527,037
Fortis	28,979	1,127,770
KBC Bancassurance Holding	60,174	6,478,818

		8,133,625

Bermuda (0.0%)
Clear Media Ltd. (a)	121,000	136,919
Texwinca Holdings Ltd.	140,000	91,450

		228,369

Bulgaria (0.0%)
Bulgaria Compensation Notes (a)	86,497	36,267
Bulgaria Housing Compensation Notes (a)	46,870	19,621
Bulgaria Registered Compensation Vouchers (a)	19,166	8,049

		63,937

Canada (0.1%)
Barrick Gold Corp.	8,985	299,798
Bema Gold Corp. (a)	48,340	262,042
Centerra Gold, Inc. (a)	2,331	23,120
Eldorado Gold Corp. (a)	27,008	133,696
Ivanhoe Mines Ltd. (a)	3,568	22,377

		741,033

China (0.1%)
China Life Insurance Co. Ltd.	146,934	260,732
Weiqiao Textile Co. Ltd.	164,998	183,098
Wumart Stores, Inc.	73,631	260,368

		704,198

Cyprus (0.2%)
Bank Of Cyprus Publis Co. Ltd.	129,456	1,217,215

Czech Republic (0.5%)
Komercni Banka	21,390	3,210,811

Denmark (0.2%)
ALK-ABELLO A/S (a)	1,525	200,399
Bryggerigruppen A/S	1,700	183,973
Novo Nordisk A/S	8,145	602,323
Vestas Wind Systems A/S (a)	3,937	110,235

		1,096,930

Egypt (0.0%)
Orascom Telecom-GDR	2,089	113,531

Finland (0.6%)
Fortum OYJ	56,680	1,524,749
Nokia-A Shares	76,406	1,600,274
Sampo OYJ	16,623	343,899
Sanomawsoy OYJ-B Shares	8,668	215,190
Stockmann OYJ ABP	3,586	151,224
Wartsila Corp. B Shares	2,847	117,652
YIT OYJ	14,096	306,066

		4,259,054

France (9.0%)
Accor SA	1,847	118,182
Air Liquide	8,022	1,692,487
Alstom RGPT (a)	7,412	698,815
Atos Origin (a)	3,028	158,995
Banque Nationale de Paris	88,816	9,437,496
Bouygues	19,520	1,027,711
Carrefour	7,721	476,331
Electricite De France	21,630	1,230,514
Eurazeo	1,743	205,416
France Telecom	247,256	5,248,299
Gaz de France	3,146	117,032
Generale de Sante	4,740	167,464
Hermes International	1,452	123,133
JC Decaux SA	8,386	232,574
Lafarge SA	45,703	5,883,828
Lagardere Groupe S.C.A.	3,053	223,703
LVMH Moet Hennessy	20,256	2,084,917
Pernod Ricard French	6,554	1,429,784
Pinault-Printemps-Redoute SA	9,094	1,255,807
Publicis Groupe	5,567	219,788
Renault	49,761	5,794,316
Sanofi-Synthelabo SA	81,974	7,355,860
Schnelder Electric SA	7,616	812,195
Societe Generale	3,780	610,115
Societe Television Francaise	20,898	668,455
St. Gobain	6,483	481,259
Suez SA	13,429	574,221
Total SA (b)	231,920	15,656,620
Vinci SA	3,700	400,505
Vivendi Universal	15,771	542,441

		64,928,263

Germany (7.6%)
Adidas AG	4,607	220,306
Bayer AG	126,302	6,256,531
Bayerische Motoren Werke AG	99,990	5,170,881
Commerzbank AG	53,321	1,863,339
Continental AG	1,504	160,969
DaimlerChrysler	7,805	411,526
Deutsche Bank AG	10,127	1,155,737
Deutsche Boerse AG	7,461	1,130,179
Deutsche Post	66,055	1,672,868
Deutsche Postbank AG	3,849	301,504
E.ON AG	10,445	1,324,491
Fraport AG (b)	44,687	3,437,506
Fresenius	6,870	1,160,342
Fresenius Medical Care	8,144	1,074,857
Henkel Kgaa	4,440	504,892
Henkel Kgaa-Vorzug	607	77,485
Hypo Real Estate Holdings	12,506	776,659
IVG Immobilien AG	40,332	1,308,682
KarstadtQuelle AG (b) (a)	7,790	173,136
MAN AG	3,084	235,851
Merck KGAA	2,257	223,694
Porsche	8,515	8,758,787
Prosieben AG	26,727	720,010
Puma AG	199	69,295
RWE AG	106,622	9,758,840
SAP AG (ADR)	2,129	406,360
Siemens AG	75,378	6,397,049
Solarworld AG NPV (b)	2,007	117,776
Wacker Chemie AG (a)	798	96,182

		54,965,734

Greece (0.2%)
Alpha Bank	13,578	361,087
Hellenic Telecom (a)	35,571	820,197

		1,181,284

Hong Kong (0.7%)
Beijing Capital International Airport Co. Ltd.	146,000	95,557
China Merchants Holdings International Co. Ltd.	386,779	1,138,916
Galaxy Entertainment Group Ltd. (a)	578,134	515,919
Hutchison Telecommunications International Ltd. (a)	326,950	576,805
Melco International Development Ltd.	559,549	1,348,346
Shenzhen Chiwan Wharf Holdings Ltd.	40,040	60,650
Shun Tak Holdings, Ltd.	1,129,966	1,373,064

		5,109,257

Hungary (0.7%)
Egis RT	1,592	229,829
Gedeon Richter RT	3,148	671,818
Matav RT (a)	313,324	1,279,317
OTP Bank	103,351	2,990,273

		5,171,237

India (0.5%)
Bharti Televentures Ltd. (a)	169,179	1,494,307
Citigroup Warrants/India Participation Certificate CW10 Banking Exchange (a)	56,822	538,673
State Bank of India (a)	92,771	1,856,413

		3,889,393

Indonesia (0.1%)
Indofood Sukses Makmur	612,015	80,077
Semen Gresik	74,703	208,215

		288,292

Ireland (0.5%)
CRH	79,816	2,763,664
Dragon Oil PLC (a)	174,134	568,545

		3,332,209

Italy (2.9%)
Assicurazioni Generali SPA	18,789	707,861
Banca Intesa	136,825	871,544
Banca Intesa SPA	75,532	506,037
Banca Italease	8,900	426,622
Banca Popolare	84,492	1,177,589
Banca Popolare dell’Emilia Romagna Scrl	7,968	183,216
Banca Popolare Di Sondrio Scrl	8,021	137,684
Banca Popolare di Verona e Novara	17,170	510,279
Banca Popolare Italiana (b) (a)	103,208	1,303,585
Banche Popolari Unite Scrl	26,849	757,690
Beni Stabili SPA	75,000	77,148
Bulgari SPA - A Shares	9,598	120,307
Buzzi Unicem SPA	33,782	759,039
Capitalia SPA	213,535	1,862,796
Cassa Di Risparmio	223,479	715,692
Credito Emiliano	45,554	654,156
Credito Italiano	308,832	2,460,718
Ente Nazionale Idrocarburi	224,472	6,872,412
Finmeccanica SPA	9,537	211,108
Geox SPA	19,747	252,833
Luxottica Group SPA	5,532	160,226
Parmalat SPA (a)	49,672	169,892

		20,898,434

Japan (16.0%)
Aeon Credit Service Ltd.	3,545	84,865
Aisin Seiki Co. Ltd.	3,601	109,214
Asatsu DK, Inc. (b)	49,700	1,604,728
Bank of Fukuoka	16,000	123,087
Bank of Yokohama	23,997	189,719
Canon, Inc.	146,894	7,308,407
Central Japan Railway Co.	734	7,941,556
Chiba Bank Ltd.	15,000	139,675
Credit Saison	3,218	145,027
Dai Nippon Printing	420,000	6,254,558
Daikin Ind. Ltd.	6,900	211,033
Daiwa Securities	7,405	88,257
Denso Co.	6,699	233,421
Dentsu, Inc.	67	194,641
East Japan Railway Co.	47	347,155
Eisai Co. Ltd. (b)	4,200	200,017
Exedy	2,700	75,677
Fanuc Ltd.	2,100	166,562
Fuji Television Network	49	109,789
Fujitsu Ltd.	12,000	96,200
Gunma Bank Ltd.	12,000	92,213

Honda Motor Y50	21,014	714,311
Hoya Corp.	20,500	745,740
Ibiden Co. Ltd.	2,900	148,484
Itochu Corp.	14,000	117,482
Jafco Co. Ltd.	1,200	61,953
Japan Tobacco, Inc.	165	628,344
JS Group Corp.	4,808	100,969
JSR Corp.	3,623	86,269
Kansai Electric Power, Inc.	102,200	2,450,954
Kao Corp.	338,000	9,012,948
Keyence Corp.	640	147,705
Koito Manufacturing Co.	13,987	183,268
Kubota Corp.	11,211	92,263
Kyocera Corp.	2,400	207,327
Makita Corp.	3,912	114,980
Matsushita Electric Ind.	63,430	1,356,358
Mitsubishi Electric Corp.	1,084,000	8,939,444
Mitsubishi Tokyo Finance	157	2,140,058
Mitsubishi UFJ Securities Co., Ltd.	10,000	134,180
Mitsui Fudosan Co. Ltd.	11,599	259,886
Mitsui Marine / Fire	426,000	5,197,069
Mitsui Mining & Smelting Co.	17,098	96,138
Mizuho Financial Group, Inc.	204	1,649,310
NEC Corp.	395,000	2,298,390
NGK Spark Plug Co.	13,000	264,696
NHK Spring Co. Ltd.	9,072	100,937
Nintendo	1,600	328,233
Nippon Electric Glass Co. Ltd.	9,000	218,521
Nippon Telegraph & Telephone	43	217,235
Nissan Chemical Ind. Ltd.	7,000	90,825
Nissan Motor Co. Ltd.	8,580	97,510
Nitto Denko Corp.	6,801	488,434
Nok Corp. - ADR	6,900	181,053
Nomura Securities	11,995	231,970
NSK Ltd.	14,000	111,995
NTT Docomo, Inc.	3,313	5,136,872
Omron Corp.	105,800	2,460,675
Oriental Land Co.	67,700	3,875,822
Orix Corp.	840	222,917
Osaka Gas Co.	947,000	3,485,296
Resona Holdings, Inc.	28	88,260
Ricoh Co. Ltd.	21,000	412,379
Sapporo Hokuyo Holdings, Inc.	8	87,920
Sega Sammy Holdings, Inc.	115,600	3,949,191
Seven & I Holdings Co.	4,618	163,271
Sharp Corp.	14,000	250,469
Shinsei Bank NPV	1,163,000	7,163,478
Sony Corp.	9,973	431,614
Stanley Electric Co. Ltd.	10,599	231,610
Sumitomo Chemical Co. Ltd.	25,000	196,797
Sumitomo Corp.	8,388	113,407
Sumitomo Metal Ind. Ltd.	16,180	66,578
Sumitomo Mitsui Financial	616	6,927,245
Sumitomo Trust & Bank	31,615	336,943
Suruga Bank Ltd.	7,000	88,737
Suzuki Motor Co.	24,000	615,437
T&D Holdings Inc.	53,500	3,969,884
Taiyo Nippon Sanso Corp.	138,000	1,202,709

Takeda Chemical Ind.	4,600	304,498
Takefuji Corp.(b)	33,850	1,825,443
Teijin Ltd.	16,000	85,875
Teppan Printing	8,000	90,509
The Bank of Kyoto, Ltd.	8,619	89,656
The Shizuoka Bank, Ltd.	10,181	116,572
Toray Ind., Inc.	14,000	111,637
Toyota Motor Corp.	23,192	1,258,588
Yamada Denki Co. Ltd.	2,600	279,094
Yamaha Motor Co. Ltd.	8,701	232,017
Yamanouchi Pharmaceutical	111,200	4,509,388
Yamato Transport Co. Ltd.	2,600	40,491
Yokogawa Electric Corp.	4,601	65,460

		115,417,779

Korea (1.1%)
Hyundai Motor Co. Ltd.	2,687	226,480
NHN Corp. (a)	1,374	129,822
Samsung Electronics (b)	1,596	1,079,501
Samsung Electronics GDR (b)	18,197	6,186,980

		7,622,783

Luxembourg (0.5%)
Arcelor (b)	67,486	3,518,498
Millicom International Cellular SA (a)	11,134	434,449

		3,952,947

Mexico (0.3%)
Cemex	7,888	228,121
Consorcio ARA, S.A. de C.V.	10,474	48,774
Fomento Economico Mexicano	7,231	679,136
Grupo Financiero Banorte	170,984	500,617
Grupo Televisa SA-SPONS GDR	17,502	333,238
Urbi, Desarrollos Urbanos (a)	40,035	104,592

		1,894,478

Netherlands (7.4%)
ABN AMRO Holding NV	140,131	3,995,845
Akzo Nobel NV	68,449	3,942,236
CSM	79,046	2,413,989
Euronext NV	10,278	924,262
Fortis NL	145,530	5,663,560
Heineken (b)	16,613	770,594
ING Groep (b)	178,999	7,738,799
Koninklijke (Royal) KPN NV	44,641	550,693
Koninklijke A hold (a)	24,378	233,899
Mittal Steel Company NV (a)	3,302	110,188
Philips Electronics	47,449	1,618,022
Royal Dutch Shell PLC (b)	248,576	8,594,315
Royal Numico NV	14,793	687,121
TPG NV	45,865	1,724,403
Unilever NV	573,810	13,686,644
Vedior N.V. CVA	26,925	498,049

		53,152,619

New Zealand (0.0%)
Auckland International Airport Ltd.	133,692	169,006

Norway (0.4%)
DNB Holding ASA	43,196	558,808
Norsk Hydro	17,235	444,560

Orkla ASA	10,372	508,810
Pan Fish ASA (a)	721,974	700,346
Statoil ASA	24,261	654,581
Telenor ASA	18,939	239,761

		3,106,866

Philippines (0.1%)
Philippine Long Distance Telephone	6,424	241,580

Poland (1.7%)
Agora SA	10,316	105,925
Bank Pekao	56,471	3,596,529
Bank Zachodni WBK SA	19,111	1,176,778
BK Przemyslowo-Handlowy	5,435	1,409,303
Budimex (a)	11,688	277,246
CCC SA	11,973	175,072
Cersanit - Krasnystaw SA (a)	50,860	429,686
Grupa Kety SA	4,040	207,415
Inter Cars SA (a)	4,873	52,570
Polska Grupa Faraceutyczna	3,985	81,578
Powszechna Kasa Oszczednosci Bank Polski SA	286,895	3,458,588
Sniezka SA	8,995	99,376
Telekomunikacja Polsk	98,585	647,089
ZM Duda SA (a)	29,691	123,974

		11,841,129

Portugal (0.0%)
Jeronimo Martins	4,286	76,646
Portugal Telecom SA	21,408	269,026

		345,672

Romania (0.0%)
Impact SA (a)	774,189	134,234
Petrom	113,977	22,993
Socep Constanta	532,000	33,454

		190,681

Russian Federation (1.4%)
Gazprom	54,154	2,545,238
Gazprom - ADR	22,942	268,421
Lukoil Holding - ADR	19,130	1,582,051
Norilsk Nickel	9,324	1,249,416
Novatek OAO	121,000	592,900
OAO Rosneft Oil Company GDR (a)	45,548	336,144
OAO Rosneft-Pureftegaz	1,461	62,093
OJSC TNK-BP Holding	76,007	204,079
Polyus Gold - ADR (a)	13,659	580,508
RAO Unified Energy System	15,285	1,131,090
Rolast AG (a)	906,000	22,723
Sberbank RF	779	1,690,430

		10,265,093

Singapore (0.4%)
United Overseas Bank Ltd.	325,000	3,222,321

Spain (2.1%)
Banco Bilbao Vizcaya Argenta	269,372	6,155,970
Corporacion Mapfre	23,571	472,241
Industria de Diseno Textil SA (b)	11,049	498,354
Repsol SA	109,325	3,142,618
Telefonica De Espana	295,187	5,067,004

		15,336,187

Sweden (2.5%)
AB SKF (b)	175,417	2,506,234
Ericsson	2,725,221	9,066,263
Foreningssparbanken	60,822	1,750,557
Getinge AB	22,757	414,666
Hennes & Mauritz AB	4,000	155,435
Modern Times Group (a)	13,485	703,643
Nordic Baltic Holding	93,588	1,175,631
Securitas AB CL B FR	5,717	100,621
Skandinaviska Enskilda Banken	59,096	1,529,568
Skanska AB	22,537	354,659
Telia AB	16,188	100,111

		17,857,388

Switzerland (7.8%)
Adecco SA	16,068	939,531
BKW FMB Energie AG	850	88,419
Cie Financiere Richemont	24,303	1,157,380
Credit Suisse Group	20,140	1,123,617
Givaudan SA	139	112,115
Holcim Ltd.	168,170	13,625,802
Nestle	53,516	18,407,677
Novartis AG	180,412	10,299,832
Roche Holdings	14,847	2,737,736
SGS SA	367	335,534
Swatch Group AG	8,255	1,611,419
Syngenta AG	3,965	582,264
UBS AG- Registered	91,207	5,162,590

		56,183,916

Thailand (0.0%)
Bangkok Bank Public Co., Ltd.	15,073	42,126
Bangkok Bank Public Company	10,100	29,571
Krung Thai Bank Public Co., Ltd. (a)	721,294	218,865

		290,562

Turkey (0.3%)
Dogan Sirketler Grubu Holdings A.S.	197,876	845,509
Haci Omer Sabanci Holding A.S.	78,916	299,435
Turkiye Garanti Bankasi A.S.	211,131	617,789
Turkiye Is Bankasi	55,648	321,478

		2,084,211

United Kingdom (26.3%)
Aegis Group PLC	84,416	205,307
Anglo American PLC	40,368	1,746,075
Astrazeneca	105,559	6,840,726
Balfour Beatty PLC	21,073	149,742
Barclays	298,840	3,740,691
Billiton	312,928	5,963,427
BP Amoco	864,721	9,828,059
British Aerospace	39,002	275,101
British American Tobacco	402,229	11,026,896
Burberry Group	198,827	1,811,235
Cadbury Schweppes	1,398,500	14,883,041
Compass Group PLC	164,614	799,926
Diageo	137,347	2,444,827
Drax Group PLC (a)	138,315	2,369,895
GlaxoSmithKline	263,650	7,468,753
Great Universal Stores, Inc.	201,677	3,745,425

Greek Organization of Football Prognostics	65,770	2,338,818
Hanson PLC (ADR)	118,006	1,487,235
Hays PLC	2,952,369	7,658,162
Highland Gold Mining Ltd. (a)	22,501	80,962
HSBC Holdings	393,705	7,143,010
Imperial Tobacco	481,130	16,579,004
Intercontinental Hotels Group PLC	444,729	7,780,874
Johnston Press PLC	250,501	1,937,404
Ladbrokes PLC	366,648	2,668,174
National Grid PLC	448,404	5,446,375
Northern Rock PLC	73,756	1,565,632
Peter Hambro Mining (a)	18,072	433,849
Prudential Corp.	42,057	471,997
Reckitt Benckiser	235,513	9,774,370
Reed International	499,020	5,353,395
Renshares Utilities Ltd. RENGEN (a)	68,938	136,077
Rentokil Initial PLC	37,238	106,517
Rio Tinto PLC (b)	4,562	230,762
Rolls Royce	477,487	3,965,650
Royal Bank of Scotland	331,074	11,231,821
Scottish & Newcastle	25,389	266,085
Scottish & Southern Energy PLC	129,069	2,958,461
Scottish Power PLC	804,063	9,498,374
Smith & Nephew	185,123	1,604,456
Smiths Ind. PLC	231,468	3,789,717
South African Breweries PLC	9,638	189,817
Tesco	364,167	2,615,455
UKR Telecom (a)	14,159	127,145
Vodafone	3,324,581	7,199,556
William Hill PLC	38,440	465,068
Wolseley	9,379	204,446
WPP Group PLC	84,875	1,034,135

		189,641,929

United States (0.7%)
Autoliv	2,460	138,210
KKR Private Equity Investors (a)	180,706	4,082,149
News Corp., Inc.	58,981	1,171,952

		5,392,311

Venezuela (0.0%)
Cia Anonima ADR	8,879	174,117

Total Common Stocks (Cost $549,089,252)		699,963,661

Warrant (0.1%)
Germany (0.0%)
Continental AG, expires 12/31/15, (exercise price: $1.28260) (a)(d)	2,000	0

United States (0.1%)
Citigroup, expires 1/19/09, (exercise price: $0.00001) (a)	24,695	509,458

Total Warrant (Cost $500,249)		509,458

	Par (000)
SECURITIES LENDING COLLATERAL (3.0%)
Investment in Securities Lending Short-Term Investment Portfolio held by Credit Suisse First Boston (See Notes)	21,570	21,570,116

TOTAL SECURITIES LENDING COLLATERAL (Cost $21,570,116)		21,570,116

Repurchase Agreement (2.4%)
United States (2.4%)
Banc America Securities (Agreement Dated 8/31/06 to be repurchased at $8,599,215 Collateralized by $18,325,000 (Value $8,804,216) U.S. STRIPS, 4.97%, due 05/15/21) 5.20%, 09/01/06	8,598	8,598,000
Wachovia Securities (Agreement Dated 8/31/06 to be repurchased at $9,001,305 Collateralized by $8,191,000 (Value $9,200,554) TIPS, 9.25%, due 02/15/16) 5.20%, 09/01/06	9,000	9,000,000

Total Repurchase Agreement (Cost $17,598,000)		17,598,000

Closed End Investment Companies (0.2%)
Macquarie Airports	459,228	1,044,576
SIF 1 Banat-Crisana	50,000	42,347
SIF 2 Moldmova	54,000	42,005
SIF 3 Transilvania Brasov	41,000	32,042
SIF 4 Mutenia Bucuresti	75,000	40,620
SIF 5 Oltenia	47,500	47,136

Total Closed End Investment Companies (Cost $1,203,522)		1,248,726

TOTAL INVESTMENT IN SECURITIES – 102.8% (Cost $589,961,139) (c)		740,889,961

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.8%)		(20,157,701)

NET ASSETS – 100%		$720,732,260

(a)	Non-income producing securities.

(b)	Certain share amounts are temporarily on loan to an unaffiliated broker / dealer.

(c)	Aggregate cost for Federal income tax purposes is $589,961,139. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$158,848,131
Excess of tax cost over value	$(7,919,309)

(d)	Security for which market quotations were not readily available. Security was priced in accordance with procedures adopted by the Fund’s Board of Directors.

See Accompanying Notes to Schedules of Portfolio Investments

Mercantile Funds, Inc.

Diversified Real Estate Fund

Schedule of Portfolio Investments

August 31, 2006

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS AND OPERATING COMPANIES (99.6%)
Apartments (19.6%)
American Campus Communities, Inc.	54,600	$1,417,962
Archstone-Smith Trust	151,957	8,081,073
AvalonBay Communities, Inc.	56,274	6,809,154
Camden Property Trust (a)	81,030	6,287,118
Equity Residential Property (a)	189,860	9,468,318
Essex Property Trust, Inc. (a)	33,910	4,254,688
Mid-America Apartment Communities, Inc.	16,790	1,014,116
Post Properties, Inc.	18,600	896,520
United Dominion Realty Trust, Inc. (a)	182,720	5,574,787

		43,803,736

Diversified (6.0%)
Cousins Properties, Inc.	43,010	1,478,254
Eastgroup Properties, Inc.	65,600	3,346,256
Vornado Realty Trust (a)	81,710	8,653,906

		13,478,416

Health Care (2.5%)
Nationwide Health Properties, Inc.	64,590	1,683,215
OMEGA Healthcare Investors, Inc.	33,180	490,069
Ventas, Inc. (a)	83,980	3,363,399

		5,536,683

Hotel (11.2%)
Hilton Hotels Corp. (a)	258,030	6,572,024
Host Marriott Corp. (a)	289,303	6,520,890
LaSalle Hotel Properties	80,520	3,538,049
Starwood Hotels & Resorts Worldwide (a)	143,550	7,645,473
Sunstone Hotel Investors, Inc. (a)	24,880	743,912

		25,020,348

Mortgage (0.8%)
Newcastle Investment Corp.	63,210	1,735,747

Office Properties (18.8%)
Alexandria Real Estate Equities, Inc. (a)	62,400	6,116,448
BioMed Realty Trust, Inc. (a)	89,012	2,771,834
Boston Properties, Inc. (a)	74,490	7,570,418
Corporate Office Properties Trust	118,400	5,561,248
Digital Reality Trust, Inc.	47,340	1,415,939
Equity Office Properties Trust (a)	95,120	3,528,001
Kilroy Realty Corp.	14,200	1,122,794
Maguire Properties, Inc.	78,270	3,123,756
Reckson Associates Realty Corporation	59,740	2,556,275
SL Green Realty Corp.	74,710	8,334,647

		42,101,360

Retail (29.1%)
Developers Diversified Realty Corp. (a)	147,620	7,986,242
Entertainment Properties	25,140	1,253,480
Equity One, Inc. (a)	81,670	2,054,001
Federal Realty Investment Trust	43,480	3,220,564
General Growth Properties	199,910	9,061,919
Kimco Realty Corp. (a)	209,520	8,705,556

Macerich Co.	100,510	7,504,077
Regency Centers Corp.	101,600	6,834,632
Simon Property Group, Inc.	146,850	12,451,411
Tanger Factory Outlet Centers, Inc. (a)	37,900	1,356,820
Taubman Centers, Inc.	53,650	2,161,559
Weingarten Realty Investors (a)	53,410	2,265,652

		64,855,913

Storage (5.0%)
Public Storage, Inc. (a)	89,570	7,761,240
Sovran Self Storage, Inc.	39,110	2,115,069
U-Store-It Trust	69,730	1,389,022

		11,265,331

Warehouse/Industrial (6.6%)
AMB Property Corp.	64,450	3,598,244
First Potomac Realty Trust	48,240	1,495,922
Prologis Trust	169,700	9,581,262

		14,675,428

TOTAL REAL ESTATE INVESTMENT TRUSTS AND OPERATING COMPANIES (Cost $123,270,029)		222,472,962

INVESTMENT COMPANIES (0.5%)
Investment Companies (0.5%)
BlackRock Provident Institutional Funds – Fed Fund	244,155	244,155
Goldman Sachs Financial Square Prime Obligations Fund	949,430	949,430

TOTAL INVESTMENT COMPANIES (Cost $1,193,585)		1,193,585

	Par (000)
SECURITIES LENDING (23.1%)
Investment in Securities Lending Short-Term Investment Portfolio held by Credit Suisse First Boston (See Notes)	67,139	67,138,879

TOTAL SECURITIES LENDING (Cost $67,138,879)		67,138,879

TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $191,602,493) (b)		290,805,426

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(212,287)

NET ASSETS – 100%		$290,593,137

(a)	Certain share amounts are temporarily on loan to an unaffiliated broker / dealer.

(b)	Aggregate cost for Federal income tax purposes is $191,602,493. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$99,366,287
Excess of tax cost over value	$(163,354)

See Accompanying Notes to Schedules of Investments

Mercantile Funds, Inc.

Limited Maturity Bond Fund

Schedule of Portfolio Investments

August 31, 2006

	Par (000)	Value
AGENCY OBLIGATIONS (29.4%)
Federal Farm Credit Bank (0.9%)
Notes, 2.25%, 09/01/06	1,385	$1,384,886

Federal Home Loan Bank (4.5%)
Notes, 3.63%, 11/14/08 (b)	4,900	4,759,125
Notes, 5.25%, 06/11/10	2,500	2,516,160

		7,275,285

Freddie Mac (9.5%)
Mortgage Backed Securities
6.00%, 04/01/14	1,020	1,031,331
5.50%, 10/01/16	566	564,969
5.31%, 02/01/36	2,580	2,485,871
Notes
4.90%, 11/03/08	3,460	3,438,375
5.75%, 03/15/09 (b)	3,250	3,306,875
4.13%, 10/18/10	4,700	4,547,250

		15,374,671

Fannie Mae (13.2%)
Mortgage Backed Securities
6.50%, 11/01/13	434	440,622
6.00%, 04/01/14	158	159,907
6.50%, 04/01/14	752	764,384
6.00%, 01/01/17	913	924,576
5.50%, 10/01/17	983	982,290
4.95%, 01/01/36	2,115	2,108,442
Notes
4.20%, 03/24/08 (b)	2,500	2,462,500
6.63%, 09/15/09	3,500	3,659,838
3.88%, 02/15/10	5,000	4,824,295
6.00%, 05/15/11	4,750	4,945,938

		21,272,792

Government National Mortgage Association (1.3%)
Mortgage Backed Securities
6.00%, 06/15/13	327	330,384
6.00%, 07/15/13	481	486,278
6.50%, 06/15/14	132	134,645
6.50%, 11/15/15	139	142,260
5.50%, 09/15/16	442	442,415
5.50%, 10/15/16	44	43,761
6.00%, 04/15/17	430	437,016
4.50%, 11/15/17	158	152,887

		2,169,646

TOTAL AGENCY OBLIGATIONS (Cost $47,791,273)		47,477,280

DOMESTIC CORPORATE BONDS (34.6%)
Auto (0.5%)
General Motors Acceptance Corp., 6.13%, 09/15/06 (b)	800	799,754

Asset Backed Securities (1.0%)
Wachovia Auto Owner Trust, 5.35%, 02/22/11	1,600	1,605,760

Banking & Financial Services (16.2%)
American Express Credit, 3.00%, 05/16/08	3,000	2,891,250
Charter One Bank, 5.50%, 04/26/11	2,300	2,320,072
CIT Group, Inc., 3.65%, 11/23/07	1,650	1,614,502
Citigroup, Inc., 3.63%, 02/09/09	2,000	1,930,000
General Electric Capital Corp., 5.00%, 06/15/07	1,000	997,500
Genworth Financial, Inc., 5.48%, 06/15/07 (a)	3,000	3,003,750
Household Finance Corp., 5.75%, 01/30/07	2,000	2,002,500
J.P. Morgan Chase & CO, 6.00%, 02/15/09	1,250	1,269,096
MBNA Corp., 6.25%, 01/17/07	2,000	2,005,000
Merrill Lynch, 4.13%, 01/15/09	2,500	2,440,625
Morgan Stanley Dean Witter, 5.62%, 01/18/08 (a)	2,000	2,005,000
Residential Capital Corp., 6.13%, 11/21/08	930	932,499
U.S. Central Credit Union, 2.75%, 05/30/08	1,000	957,500
Wachovia Corporation, 3.50%, 08/15/08	1,800	1,743,163

		26,112,457

Building - Residential & Commercial (0.4%)
D.R. Horton, Inc., 8.00%, 02/01/09	650	680,063

Computers (1.6%)
IBM, 4.38%, 06/01/09	2,600	2,551,250

Food & Beverage (2.2%)
Bottling Group LLC, 2.45%, 10/16/06	1,600	1,593,967
Pepsico, Inc., 3.20%, 05/15/07	2,000	1,970,000

		3,563,967

Health Care (0.6%)
United Health Group, Inc., 3.38%, 08/15/07	1,000	981,250

Hotels & Lodging (1.3%)
MGM Mirage, Inc., 8.50%, 09/15/10	650	687,375
Park Place Entertainment Corp., 8.88%, 09/15/08	650	683,313
Starwood Hotels, 7.38%, 05/01/07	700	709,625

		2,080,313

Machinery & Equipment (2.9%)
Caterpillar Financial Services Corp., 4.88%, 06/15/07	2,500	2,489,788
John Deere Capital Corp., 3.88%, 03/07/07	1,300	1,290,250
John Deere Capital Corp., 3.38%, 10/01/07	1,000	977,500

		4,757,538

Manufacturing (0.3%)
3M Employee Stock Ownership, 5.62%, 07/15/09 (c)	494	496,724

Oil & Exploration (1.2%)
Conoco Funding, 5.45%, 10/15/06	1,500	1,500,000
Tesoro Petroleum Corp., 6.25%, 11/01/12 (c)	400	388,000

		1,888,000

Pharmaceuticals (1.2%)
Bristol-Myers Squibb, 4.00%, 08/15/08	2,000	1,952,500

Retail Stores (3.2%)
Home Depot, Inc., 3.75%, 09/15/09	1,000	963,750

J.C. Penney & Co., Inc., 7.60%, 04/01/07	1,000	1,011,250
May Department Stores, 3.95%, 07/15/07	500	493,125
Target Corp., 3.38%, 03/01/08	2,750	2,681,250

		5,149,375

Telecommunications (1.0%)
New York Telephone Co., 6.00%, 04/15/08	800	805,000
SBC Communications, 5.30%, 11/15/10	750	744,375

		1,549,375

Utilities - Electrical & Electronic (1.0%)
Public Service Co. of Colorado, 4.38%, 10/01/08	1,600	1,570,000

TOTAL DOMESTIC CORPORATE BONDS (Cost $56,433,265)		55,738,326

FOREIGN BONDS (5.9%)
Corporate Bonds (3.4%)
Cosan SA Industrial, 9.00%, 11/01/09 (c)	875	929,688
Gazprom OAO, 9.13%, 04/25/07	850	871,845
HSBC Holding, PLC, 7.50%, 07/15/09	1,500	1,590,046
Hutchison Whampoa Intl., 5.45%, 11/24/10 (c)	1,500	1,496,250
Royal Caribbean Cruises, 8.75%, 02/02/11	625	679,799

		5,567,628

Sovereign Agency (2.5%)
Brazil de Republic, 9.25%, 10/22/10 (b)	350	395,063
Province of Ontario, 3.35%, 07/16/07 (b)	1,700	1,672,375
Republic of Italy, 3.75%, 12/14/07	2,000	1,965,000

		4,032,438

TOTAL FOREIGN BONDS (Cost $9,606,377)		9,600,066

	Shares	Value
INVESTMENT COMPANIES (1.0%)
Fifth Third Institutional Government Money Market Fund	1,597,488	1,597,488

TOTAL INVESTMENT COMPANIES (Cost $1,597,488)		1,597,488

	Par(000)
SECURITIES LENDING COLLATERAL (18.3%)
Investment in Securities Lending Short-Term Investment Portfolio held by Credit Suisse First Boston (See Notes)	29,607	29,606,656

TOTAL SECURITIES LENDING COLLATERAL (Cost $29,606,656)		29,606,656

U.S. TREASURY OBLIGATIONS (10.7%)
U.S. Treasury Notes (10.7%)
Notes
3.50%, 08/15/09	1,000	967,540
3.50%, 11/15/09 (b)	3,400	3,281,000
3.50%, 02/15/10 (b)	3,000	2,886,213
4.00%, 04/15/10 (b)	500	488,614
3.875%, 07/15/10 (b)	3,300	3,209,250
5.00%, 02/15/11 (b)	3,300	3,347,826
5.00%, 08/15/11 (b)	3,000	3,047,229

TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,324,131)		17,227,672

TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $162,359,190) (d)		161,247,488

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		109,682

NET ASSETS – 100%		$161,357,170

(a)	The coupon rates shown on floating rate notes are the rates as of August 31, 2006.

(b)	Certain share amounts are temporarily on loan to an unaffiliated broker / dealer.

(c)	Securities were purchased pursuant to Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been deemed illiquid pursuant to procedures approved by the Board of Directors.

(d)	Aggregate cost for Federal income tax purposes is $162,359,190. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$375,529
Excess of tax cost over value	$(1,487,231)

See Accompanying Notes to Schedules of Portfolio Investments

Mercantile Funds, Inc.

Total Return Bond Fund

Schedule of Portfolio Investments

August 31, 2006

	Par (000)	Value
AGENCY OBLIGATIONS (53.9%)
Federal Home Loan Bank (1.9%)
Notes
5.63%, 6/13/16	2,725	$2,786,313

Freddie Mac (29.9%)
Mortgage Backed Securities
4.50%, 11/01/18	2,780	2,676,665
5.00%, 11/01/18-10/01/34	12,330	12,046,986
5.29%, 02/01/36	2,661	2,647,833
5.50%, 10/01/18-01/01/35 (b)	8,516	8,442,351
6.00%, 12/01/33-12/01/35	7,683	7,706,844
7.50%, 7/01/26-9/01/30	12	13,153
8.00%, 10/01/29-5/01/31	20	20,541
Notes
4.00%, 06/12/13	2,000	1,880,000
4.38%, 07/17/15	600	570,750
5.30%, 05/12/20	1,000	955,616
5.50%, 09/15/11	1,500	1,531,875
5.88%, 03/21/11	2,750	2,825,625
6.88%, 09/15/10	3,000	3,202,499

		44,437,277

Fannie Mae (21.2%)
Mortgage Backed Securities
5.00%, 10/01/19-11/01/35	5,669	5,473,356
5.50%, 10/01/18-04/01/34	11,367	11,243,495
6.00%, 01/01/09-06/01/17	537	543,348
6.50%, 03/01/17-10/01/32	2,321	2,365,245
7.00%, 04/01/11-07/01/31	379	390,262
7.50%, 10/01/07-08/01/31	248	256,673
8.00%, 09/01/26-10/01/27	78	82,038
Notes
4.63%, 05/01/13	2,250	2,168,438
4.75%, 2/21/13	850	836,188
4.91%, 01/01/36	2,278	2,270,630
5.25%, 01/15/09	1,500	1,506,870
6.00%, 05/15/08	1,250	1,268,100
6.13%, 03/15/12	2,000	2,105,000
4.38%, 09/15/12	1,125	1,088,438

		31,598,080

Government National Mortgage Association (0.9%)
Mortgage Backed Securities
6.50%, 02/15/26-04/15/32	429	439,908
7.00%, 02/15/12-04/15/28	560	578,531
7.50%, 10/15/29-01/15/32	54	55,717
8.00%, 05/15/17-09/15/27	105	110,860
8.50%, 08/15/27	17	18,748
9.00%, 05/15/16-09/15/21	134	144,448
10.00%, 05/15/09	9	9,835

		1,358,047

TOTAL AGENCY OBLIGATIONS (Cost $81,502,413)		80,179,717

ASSET BACKED SECURITIES (1.0%)
Wachovia Auto Owner Trust, 5.35%, 02/22/11	1,525	1,530,490

TOTAL ASSET BACKED SECURITIES (Cost $1,524,972)		1,530,490

COMMERCIAL MORTGAGE-BACKED SECURITIES (2.0%)
Bear Stearns Commercial Mortgage Securities, 5.90%, 9/11/38	1,550	1,588,533
J.P. Morgan Chase Commercial Mortgage Securities, 4.92%, 10/15/42	1,375	1,322,139

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,911,046)		2,910,672

DOMESTIC CORPORATE BONDS (28.9%)
Advertising Agencies (0.9%)
Omnicom Group, Inc., 5.90%, 04/15/16	1,350	1,344,504

Amusement Parks (0.9%)
Walt Disney Company, 5.70%, 07/15/11	1,375	1,395,625

Auto (0.5%)
General Motors Acceptance Corp., 6.13%, 09/15/06 (b)	725	724,777

Banking & Financial Services (14.4%)
Bank of America, 5.38%, 08/15/11	1,000	1,005,000
Bear Sterns, 7.63%, 12/07/09	2,000	2,142,500
Charter One Bank, 5.50%, 04/26/11	2,450	2,471,380
Citigroup, Inc., 3.50%, 02/01/08	1,500	1,464,768
Credit Suisse USA, Inc., 5.25%, 03/02/11	1,425	1,419,656
General Electric Capital Corp., 5.50%, 04/28/11	785	793,818
General Electric Capital Corp., 6.75%, 03/15/32	1,300	1,472,250
Goldman Sachs Group, Inc., 6.60%, 01/15/12	1,400	1,470,099
Household Finance Corp, 6.38%, 10/15/11	1,000	1,041,250
Household Finance Corp., 5.75%, 01/30/07	500	500,625
J.P. Morgan Chase & Co., 6.00%, 02/15/09	1,475	1,497,534
MBNA Corp., 6.25%, 01/17/07	1,250	1,253,125
Merrill Lynch & Co., 6.00%, 02/17/09	1,825	1,854,664
Morgan Stanley, 4.75%, 04/01/14	775	733,344
Morgan Stanley Dean Witter, 5.62%, 01/18/08 (a)	1,500	1,503,750
Residential Capital Corp., 6.38%, 06/30/10	900	909,000

		21,532,763

Building - Residential & Commercial (0.5%)
D.R. Horton, Inc., 8.00%, 02/01/09	675	706,219

Computers (1.5%)
IBM, 4.38%, 06/01/09	800	785,000
IBM, 7.00%, 10/30/25	1,250	1,416,481

		2,201,481

Diversified Manufacturing (0.9%)
General Electric Company, 5.00%, 02/01/13	1,400	1,376,172

Food and Kindred Products (1.0%)
Kraft Foods, Inc., 6.25%, 06/01/12	1,425	1,477,883

Hotels & Lodging (1.5%)
MGM Mirage, Inc., 8.50%, 09/15/10	675	713,813
Park Place Entertainment Corp., 8.88%, 09/15/08	700	735,875
Starwood Hotels, 7.38%, 05/01/07	700	709,625

		2,159,313

Oil & Exploration (0.5%)
Tesoro Petroleum Corp., 6.25%, 11/01/12 (c)	770	746,900

Pharmaceutical Preparations (0.5%)
Abbott Labratories, 5.60%, 05/15/11	750	761,250

Retail Stores (2.7%)
Home Depot, Inc, 5.40%, 03/01/16	2,200	2,183,500
J.C. Penney & Co., Inc., 7.60%, 04/01/07	700	707,875
WAL-MART Stores Inc, 5.25%, 09/01/35	1,175	1,085,581

		3,976,956

Technology (0.5%)
United Technologies Corp., 4.38%, 05/01/10	735	715,706

Telecommunications (2.2%)
SBC Communications, 5.30%, 11/15/10	1,875	1,860,938
Verizon New Jersey, Inc., 5.88%, 01/17/12	1,400	1,403,500

		3,264,438

Utilities - Electrical & Electronic (0.4%)
Public Service Co. of Colorado, 4.38%,10/01/08	650	637,813

TOTAL DOMESTIC CORPORATE BONDS (Cost $ 43,115,197)		43,021,800

U.S. TREASURY OBLIGATIONS (9.5%)
U.S. Treasury Notes (9.5%)
Notes
4.50%, 02/15/09 (b)	2,500	2,487,500
6.00%, 08/15/09	2,725	2,821,547
4.38%, 12/15/10 (b)	2,000	1,975,000
4.50%, 11/15/15 (b)	3,000	2,947,500
6.75%, 08/15/26 (b)	3,175	3,892,582

TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,890,726)		14,124,129

FOREIGN BONDS (4.1%)
Corporate Bonds (2.6%)
Cia Brasileira DE Bebida, 8.75%, 09/15/13 (b)	700	808,500
Cosan SA Industrial, 9.00%, 11/01/09 (c)	725	770,313
Gazprom OAO, 9.13%, 04/25/07	650	666,705
Hutchison Whampoa Intl., 5.45%, 11/24/10 (c)	900	897,750
Royal Caribbean Cruises, 8.75%, 02/02/11	675	734,183

		3,877,451

Sovereign Agency (1.5%)
Brazil de Republic, 9.25%, 10/22/10	725	818,344
Republic of Italy, 3.75%, 12/14/07	1,500	1,473,750

		2,292,094

TOTAL FOREIGN BONDS (Cost $5,958,448)		6,169,545

SECURITIES LENDING COLLATERAL (10.6%)
Investment in Securities Lending Short-Term Investment Portfolio held by Credit Suisse First Boston (See Notes)	16,797	16,797,105

TOTAL SECURITIES LENDING COLLATERAL (Cost $16,797,105)		16,797,105

	Shares
INVESTMENT COMPANIES (0.6%)
Fifth Third Institutional Government Money Market Fund	867,057	867,057

TOTAL INVESTMENT COMPANIES (Cost $ 867,057)		867,057

TOTAL INVESTMENT IN SECURITIES – 110.6% (Cost $166,566,964) (d)		165,600,515

LIABILITIES IN EXCESS OF OTHER ASSETS – (10.6)%		(15,931,985)

NET ASSETS – 100%		$149,668,530

(a)	The rates shown are as of August 31, 2006.

(b)	Certain share amounts are temporarily on loan to an unaffiliated broker / dealer.

(c)	Securities were purchased pursuant to Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been deemed illiquid to procedures approved by the Board of Directors.

(d)	Aggregate cost for Federal income tax purposes is $166,566,964. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$1,081,065
Excess of tax cost over value	$(2,047,514)

See Accompanying Notes to Schedules of Portfolio Investments

Mercantile Funds, Inc.

Maryland Tax-Exempt Bond Fund

Schedule of Portfolio Investments

August 31, 2006

	Par(000)	Value
MUNICIPAL BONDS (95.8%)
District of Columbia (3.0%)
Washington D.C., Metro Area, Transit Authority, RB, Refunding, INS: MBIA, 5.00%, 01/01/12	500	$533,090
Washington D.C., Metropolitan Transit Authority, Gross Revenue INS: MBIA, 5.00%, 07/01/10	300	314,193
Washington D.C., Metropolitan Transit Authority, RB, INS: FGIC, 6.00%, 07/01/09	600	639,072

		1,486,355

Maryland (88.3%)
Annapolis, GO, CPI, 5.00%, 11/01/16	440	457,543
Anne Arundel County, GO, 5.00%, 03/01/16	750	804,420
Anne Arundel County, GO, 5.25%, 03/01/18	1,000	1,079,410
Anne Arundel County, GO, 4.13%, 03/01/23	1,285	1,266,098
Anne Arundel County, GO, 4.13%, 03/01/23	810	798,085
Baltimore City, Construction, Public Improvements, GO, INS: AMBAC, 5.00%, 10/15/19	715	771,935
Baltimore City, GO, INS: MBIA, 7.00%, 10/15/10	450	509,211
Baltimore City, RB, Waste Water Project, INS: FGIC, 5.00%, 07/01/22	1,000	1,092,160
Baltimore City, RB, Waste Water Project, INS: MBIA, 5.00%, 07/01/21	1,000	1,072,880
Baltimore County, GO, 5.00%, 08/01/11	750	799,215
Baltimore County, GO, 5.13%, 08/01/12	500	519,305
Baltimore, GO, 35 Day Auction Rate, INS: FSA, 3.60%, 10/15/20 (a)	1,000	1,000,000
Charles County, GO, 5.00%, 03/01/12	1,000	1,068,100
Frederick County, GO, Public Facilities, 5.00%, 08/01/17	1,730	1,880,060
Harford County, GO, 5.00%, 07/15/20	600	645,282

Harford County, GO, CPI, UT, Prerefunded 12/1/07 @ 102, 5.00%, 12/01/14	125	129,901
Maryland Environmental Services - Cecil County, RB, Landfill Project, 5.13%, 09/01/10	180	187,324
Maryland Environmental Services - Cecil County, RB, Landfill Project, 5.30%, 09/01/12	250	262,960
Maryland State GO, 4.25%, 08/01/21	1,000	1,012,070
Maryland State Health & Higher Educational Facilities Anne Arundel Health System, RB, 7 Day Auction Rate INS: FSA, 3.10%, 09/07/06 (a)	1,000	1,000,000
Maryland State Community Development, RB, Administration Department of Housing & Community Development, Infrastructure, 5.05%, 05/15/18	120	120,010
Maryland State Community Development, RB, Administration Department of Housing & Community Development, Infrastructure, INS: MBIA, 5.13%, 06/01/17	325	336,918
Maryland State Community Development, RB, Administration Department of Housing & Community Development, Infrastructure, INS: MBIA, 5.15%, 06/01/22	390	402,262
Maryland State Economic Development, RB, Corporate Lease, Maryland Department of Transportation Headquarters, 5.00%, 06/01/15	450	480,344
Maryland State Economic Development, RB, Infrastructure, University of Maryland-College Park Project, INS: AMBAC, 5.38%, 07/01/14	500	537,315
Maryland State Health & Higher Education, RB, Peninsula Medical Center, 5.00%, 07/01/19	500	533,545
Maryland State Health & Higher Education, RB, VRDB, Pooled Loan Program, LOC: Banc One, 3.40%, 04/01/35 (a)	500	500,000
Maryland State Health & Higher Educational Facilities Authority, College of Notre Dame, INS: MBIA, 5.30%, 10/01/18	460	520,564
Maryland State Health & Higher Educational Facilities Authority, John Hopkins University, RB, Refunding, 5.63%, 07/01/17	500	517,415
Maryland State Health & Higher Educational Facilities Authority, John Hopkins University, RB, Prerefunded 07/01/09 @ 101, 6.00%, 07/01/39	500	537,230

Maryland State Health & Higher Educational Facilities Authority, RB, Board of Child Care, 5.50%, 07/01/13	1,650	1,772,842
Maryland State Health & Higher Educational Facilities Authority, RB, Board of Child Care, 5.38%, 07/01/32	500	530,815
Maryland State Health & Higher Educational Facilities Authority, RB, Goucher College, 5.38%, 07/01/25	500	535,340
Maryland State Health & Higher Educational Facilities Authority, RB, Johns Hopkins Hospital, 5.13%, 07/01/20	500	524,290
Maryland State Health & Higher Educational Facilities Authority, RB, Johns Hopkins University, 5.13%, 07/01/11	600	630,024
Maryland State Health & Higher Educational Facilities Authority, RB, Refunding, Johns Hopkins University, 5.00%, 07/01/11	500	529,330
Maryland State Health & Higher Educational Facilities Authority, RB, Refunding, Johns Hopkins University, 5.25%, 07/01/16	750	789,307
Maryland State Health & Higher Educational Facilities Authority, RB, Refunding, Johns Hopkins University, 5.25%, 07/01/17	500	525,655
Maryland State Health & Higher Educational Facilities Authority, Suburban Hospital, RB, 5.50%, 07/01/16	750	815,407
Maryland State Industrial Development, RB, IDA, American Center for Physics, SPA: American Institute of Physics, 5.25%, 12/15/14	500	534,575
Maryland State Industrial Development, RB, National Aquarium Baltimore, 5.50%, 11/01/17	750	816,322
Maryland State Stadium Authority, RB, Convention Center Expansion, INS: AMBAC, 5.75%, 12/15/08	335	336,873
Maryland State Stadium Authority, RB, Convention Center Expansion, INS: AMBAC, 5.80%, 12/15/09	535	538,060
Maryland State Stadium Authority, Sports Facility, RB, INS: AMBAC, 5.75%, 03/01/18	1,000	1,010,019
Montgomery County, GO, VRDB, SPA: Dexia Credit Local, 3.55%, 06/01/26 (a)	500	500,000

Montgomery County Economic Development, RB, VRDB, Georgetown Prep, LOC: Bank of America, 3.41%, 06/01/35 (a)	500	500,000
Montgomery County Revenue Authority, RB, Olney Indoor Swim Project, 5.25%, 10/01/12	225	225,236
Montgomery County, RB, Economic Development Revenue, Trinity Health Care Group, 5.50%, 12/01/16	930	1,007,581
Montgomery County, RB, Housing Opportunity Community Housing, Multi-Family, Avalon Knoll, FNMA, 5.70%, 07/01/10	150	154,776
New Baltimore School Board, RB, 5.13%, 11/01/14	455	479,547
Prince Georges County IDA, RB, Upper Marlboro Justice, INS: MBIA, 5.00%, 06/30/17	500	533,540
Prince Georges County IDA, RG, Upper Marlboro Justice, INS: MBIA, 5.00%, 06/30/19	710	757,194
Prince Georges County, RB, IDA, Hyattsville District Court Facility, 6.00%, 07/01/09	675	675,621
Queen Anne’s County, GO, INS: FGIC, 5.00%, 11/15/10	400	422,704
Saint Mary’s County, GO, Refunding, St. Mary’s Hospital, 5.00%, 10/01/09	880	914,954
St. Mary’s College, RB, INS: AMBAC, 5.00%, 09/01/22	995	1,065,605
Talbot County, GO, 5.00%, 03/15/12	480	511,661
Washington County, GO, INS: FGIC, 5.00%, 01/01/16	675	701,264
Washington County, GO, INS: FGIC, Prerefunded 1/1/10 @ 101, 5.50%, 01/01/20	300	320,721
Washington Suburban Sanitary District, GO, VRDB, SPA: Bank of America, 3.35%, 06/01/23 (a)	500	500,000
Washington Suburban Sanitary District, GO, 5.00%, 06/01/19	680	734,366
Washington Suburban Sanitary District, GO, 5.00%, 06/01/20	1,000	1,076,120
Washington Suburban Sanitary District, GO, General Construction, Prerefunded 6/1/10 @ 100, 5.25%, 06/01/24	440	465,775
Westminster Economic Development Revenue, RB, VRDB, LOC: Citizen Bank of Pennsylvania, 3.59%, 05/01/34 (a)	500	500,000

Wicomico County, GO, INS: FGIC, 5.00%, 02/01/15	755	777,854
Worcester County, GO, 5.20%, 08/01/08	515	523,580

		44,078,520

Puerto Rico (4.5%)
Puerto Rico Commonwealth, Public Improvements, GO, INS: MBIA, 5.25%, 07/01/21	1,000	1,090,880
Puerto Rico Electric Power Authority, Power, RB, INS: MBIA, 5.40%, 07/01/13	105	108,063
Puerto Rico Electric Power Authority, Power, RB, INS: MBIA, 5.00%, 07/01/19	1,000	1,071,340

		2,270,283

TOTAL MUNICIPAL BONDS (Cost $46,851,619)		47,835,158

	Shares
INVESTMENT COMPANIES (3.7%)
BlackRock Provident Institutional Municipal Money Market Fund	659,560	659,560
Goldman Sachs Financial Square Tax-Free Money Market Fund	1,175,499	1,175,499

TOTAL INVESTMENT COMPANIES (Cost $1,835,059)		1,835,059

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $48,686,678) (b)		49,670,217

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		272,613

NET ASSETS – 100%		$49,942,830

(a)	The rates shown are as of August 31, 2006.

(b)	Aggregate cost for Federal income tax purposes is $48,686,678. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$1,085,260
Excess of tax cost over value	$(101,721)

See Accompanying Notes to Schedules of Portfolio Investments

Mercantile Funds, Inc.

Tax-Exempt Limited Maturity Bond Fund

Schedule of Portfolio Investments

August 31, 2006

	Par (000)	Value
MUNICIPAL BONDS (94.9%)
Alaska (1.3%)
Valdez Alaska Marine Terminal, RB, VRDB, BP Pipelines, Inc. Project (a), 3.60%, 06/01/37	1,000	1,000,000

Arizona (3.3%)
Arizona School Facilities Board, RB, Prerefunded 07/01/11 @ 100, 5.50%, 07/01/12	1,395	1,509,948
University of Arizona, RB, INS: FSA, 5.25%, 06/01/09	1,050	1,095,539

		2,605,487

California (2.7%)
Desert Sands School District, GO, INS: AMBAC, 4.25%, 06/01/14	825	858,627
Napa Valley School District, GO, INS: FGIC, 4.00%, 08/01/15	1,230	1,262,435

		2,121,062

Colorado (1.4%)
Regional Transportation District, RB, Sales Tax Revenue, INS: AMBAC, 5.25%, 11/01/11	1,000	1,074,980

Florida (11.5%)
Brevard County, Health Facilities Authority, INS: MBIA, 5.63%, 10/01/14	2,550	$2,578,661
Canaveral Port Authority, RB, INS: FGIC, 5.70%, 06/01/13	280	286,927
Florida State Div Bond Financial Dept. General Services, RB, INS: FSA, 5.25%, 07/01/13	1,810	1,881,278
Sarasota County Florida Public Hospital, RB, VRDB, INS: AMBAC, 3.55%, 07/01/37	1,500	1,500,000
St. Lucie County, RB, INS: MBIA, 5.50%, 04/01/10	1,000	1,045,500
Tampa Water & Sewer, RB, INS: FSA, 5.00%, 10/01/11	1,530	1,627,675

		8,920,041

Illinois (2.1%)
University of Illinois, COP, MBIA, Utility Infrastructure Projects, 5.75%, 08/15/08	1,605	1,667,579

Kentucky (1.4%)
Kentucky State Turnpike Authority, RB, Revitalization, INS: FSA, 5.50%, 07/01/10	1,000	1,067,180

Maryland (7.3%)
Anne Arundel County, GO, 5.00%, 03/01/14	1,000	1,084,320
Baltimore City, GO, INS: FSA, 35 Day Auction Rate Security (a), 3.50%, 10/15/22	2,000	2,000,000

Maryland State Health & Higher Education, RB, Johns Hopkins Hospital, 5.00%, 05/15/10	500	522,210
Montgomery County, VRDB, GO, SPA: Dexia Credit Local, 3.55%, 06/01/26	1,000	1,000,000
Prince Georges County, GO, CPI, INS: FSA, 5.50%, 05/15/09	1,000	1,050,890

		5,657,420

Massachusetts (5.7%)
Massachusetts State, GO, VRDB, SPA: State Street, 3.60%, 12/01/30	500	500,000
Massachusetts, GO, Escrowed to Maturity, 6.50%, 08/01/08	1,785	1,874,411
Massachusetts, GO, Prerefunded 04/01/08 @ 101, 5.00%, 04/01/15	2,000	2,061,220

		4,435,631

Michigan (2.9%)
Michigan Municipal Bond Authority, RB, Drinking Water, 5.25%, 10/01/08	1,145	1,183,472
Michigan State Building Authority, RB, 5.25%, 10/15/13	1,030	1,080,449

		2,263,921

Missouri (1.3%)
Missouri State Highways & Transportation Commission, GO, 4.25%, 05/01/15	1,000	1,035,120

New Jersey (8.9%)
New Jersey Economic Development, RB, INS: AMBAC, 5.00%, 09/15/11	1,120	1,189,888
New Jersey Economic Development, RB, INS: MBIA, 5.00%, 07/01/09	2,000	2,078,140
New Jersey State Transportation, RB, 5.00%, 06/15/08	2,000	2,047,620
New Jersey State Transportation, RB, ETM, INS: MBIA, 6.50%, 06/15/10	1,500	1,652,715

		6,968,363

New York (10.6%)
Metropolitan Transit Authority, RB, INS: FSA, Prerefunded 01/01/12 @ 100, 5.13%, 07/01/14	1,280	1,372,390
New York City, GO, 5.00%, 08/01/09	1,130	1,170,669
New York City, GO, 5.00%, 08/01/10	2,000	2,092,880
New York City, GO, 5.00%, 08/01/11	1,000	1,055,930
New York State Thruway, RB, INS: MBIA, 5.25%, 04/01/09	2,500	2,604,050

		8,295,919

North Carolina (5.8%)
North Carolina State, GO,VRDB, SPA: Landesbank Hessen-Thueringen Girozentrale (a), 3.42%, 05/01/21	1,900	1,900,000
University of North Carolina, RB, 5.00%, 12/01/11	1,250	1,332,763
Wake County, Independent Facility and Pollution Control - Carolina Power & Light, RB, INS: AMBAC, 35 Day Auction Rate Security (a), 3.50%, 10/01/22	1,275	1,275,000

		4,507,763

Oregon (4.1%)
Oregon State Department of Administrative Services, RB, INS: FSA, 5.00%, 09/01/10	1,835	1,928,897
Oregon State, GO, 5.25%, 10/15/13	1,145	1,239,886

		3,168,783

Pennsylvania (9.3%)
Allegheny County Higher Ed Building Authority, RB, VRDB, Carnegie-Mellon University, SPA: Landesbank Hessen-Thueringen Girozentrale, 3.45%, 12/01/33	1,000	1,000,000
Harrisburg Authority School Revenue, GO, INS: FGIC, 5.00%, 04/01/10	1,250	1,307,675
Montgomery County, GO, 4.00%, 10/15/10	1,445	1,466,299
Pennsylvania State, GO, 5.00%, 07/01/14	1,800	1,948,644
Pennsylvania State Higher Education, RB, INS: MBIA, Prerefunded 06/01/10 @ 100, 5.50%, 06/01/18	1,430	1,524,623

		7,247,241

South Carolina (4.1%)
Richland County School District, GO, INS: FSA, 5.00%, 03/01/09	1,595	1,648,417
South Carolina Public Service Authority, RB, INS: FSA, 5.00%, 01/01/13	1,460	1,569,412

		3,217,829

Tennessee (1.3%)
Shelby County, GO, 5.00%, 04/01/09	1,000	1,033,790

Texas (1.0%)
Corpus Christi Texas Independent School District, 5.00%, 08/15/11	740	751,944

Utah (1.3%)
Carbon County Pollution Center, RB, Pacificorp Project, INS: AMBAC, SPA : JP Morgan, 3.55%, 11/01/24	1,000	1,000,000

Virginia (6.3%)
Loudon County Industrial Development Authority, RB, VRDB, Howard Hughes Medical Institute, (a), 3.60%, 02/15/38	1,100	1,100,000

Northern Virginia Transportation District RB, INS: FSA, 5.38%, 07/01/14	1,000	1,048,230
Prince William County Lease Partnership, COP, INS: MBIA, 5.50%, 12/01/10	550	557,766
Virginia State, GO, RB, 5.00%, 06/01/13	2,000	2,167,300

		4,873,296

West Virginia (1.3%)
School Building Authority, RB, Capital Improvement, AMBAC, 5.50%, 07/01/11	1,000	1,034,410

TOTAL MUNICIPAL BONDS (Cost $73,875,175)		73,947,759

	Shares	Value
INVESTMENT COMPANIES (2.2%)
BlackRock Provident Institutional Municipal Money Market Fund	395,625	395,625
Goldman Sachs Financial Square Tax-Free Money Market Fund	1,287,981	1,287,981

TOTAL INVESTMENT COMPANIES (Cost $1,683,606)		1,683,606

TOTAL INVESTMENT IN SECURITIES – 97.1% (Cost $75,560,092) (b)		75,631365

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.9%		2,282,122

NET ASSETS – 100%		$77,913,487

(a)	The rates shown are as of August 31, 2006.

(b)	Aggregate cost for Federal income tax purposes is $75,560,092. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$443,321
Excess of tax cost over value	$(372,048)

See Accompanying Notes to Schedules of Portfolio Investments

Mercantile Funds, Inc.

National Tax-Exempt Bond Fund

Schedule of Portfolio Investments

August 31, 2006

	Par (000)	Value
MUNICIPAL BONDS (97.2%)
Alabama (1.1%)
Auburn University, RB, General Fee Revenue, INS: MBIA, 5.50%, 06/01/13	1,000	1,077,030

California (5.7%)
Capistrano School District, GO, INS: AMBAC, 4.50%, 09/01/11	1,000	1,043,990
Los Angeles Unified School District, GO, INS: FGIC, 5.00%, 07/01/25	2,075	2,205,601
Los Angeles Unified School District, GO, INS: MBIA, 5.75%, 07/01/13	2,000	2,260,440

		5,510,031

Colorado (5.3%)
Adams State College, RB, INS: MBIA, 5.25%, 05/15/24	1,000	1,072,420
Arapahoe County District No. 5, Cherry Creek, GO, INS: SAW, Prerefunded 12/15/09 @ 100, 6.00%, 12/15/13	1,000	1,072,820
Denver City and County, COP, INS: AMBAC, Prerefunded 12/1/10 @ 101, 5.75%, 12/01/18	1,750	1,912,260
Denver City and County, GO, 6.00%, 10/01/10	1,000	1,089,280

		5,146,780

District of Columbia (2.5%)
District of Columbia, RB, Georgetown University, INS: MBIA, 35 Day Auction Rate Security 3.45%, 04/25/34 (a)	2,400	2,400,000

Florida (6.4%)
Hillsborough County, Capital Improvement, RB, INS: MBIA, 4.38%, 07/01/21	1,755	1,773,779
Lee County Transit Facilities Revenue, RB, INS: AMBAC, 5.50%, 10/01/14	1,000	1,082,000
Palm Beach County, GO, 4.13%, 08/01/21	1,050	1,042,461
Sarasota County Florida Public Hospital, RB, VRDB, INS: AMBAC, 3.55%, 07/01/37 (a)	2,275	2,275,000

		6,173,240

Georgia (4.2%)
Atlanta Airport, RB, INS: FGIC, 5.75%, 01/01/14	2,000	2,144,560
Atlanta Airport, RB, INS: FGIC, 5.88%, 01/01/16	1,760	1,891,736

		4,036,296

Illinois (1.4%)
Chicago, GO, INS: AMBAC, 6.25%, 01/01/13	1,000	1,139,440
Cicero, GO, INS: XLCA, 5.00%, 01/01/13	200	212,782

		1,352,222

Louisiana (2.6%)
Louisiana Public Facilities, RB, INS: FSA, 5.50%, 08/01/17	2,365	2,519,245

Maryland (6.8%)
Anne Arundel County, GO, 4.13%, 03/01/23	2,000	1,970,580
Anne Arundel County, GO, 4.13%, 03/01/23	1,000	985,290
Charles County, GO, 5.00%, 03/01/12	1,115	1,190,932
Maryland State & Local Facilities, GO, GPI, 5.50%, 03/01/08	1,000	1,028,860
Maryland State Health & Higher Education, RB, Peninsula Medical Center, 5.00%, 07/01/20	1,325	1,409,495

		6,585,157

Massachusetts (2.5%)
Massachusetts Bay Transportation Authority, 5.75%, 07/01/15	85	91,242
Massachusetts Bay Transportation Authority Prerefunded 07/01/2010 @ 100, 5.75%, 07/01/15	915	984,906
Pembroke, GO, INS: FGIC, 5.50%, 11/15/20	1,230	1,320,873

		2,397,021

Michigan (4.6%)
Detroit Sewer Disposal, RB, INS: MBIA, 5.00%, 07/01/12	1,000	1,069,610
Michigan State Board Authority, RB, Clean Water, 5.25%, 10/01/18	2,000	2,153,580
Southfield Library, RB, INS: MBIA, 5.00%, 05/01/17	1,135	1,225,028

		4,448,218

Missouri (3.2%)
Missouri State Board of Public Buildings, RB, Special Obligation, 5.75%, 05/01/09	1,500	1,583,160
Missouri State Health & Educational Facilities, RB, VRDB, Cox Health Systems, INS: AMBAC, SPA: Bank of Nova Scotia 3.55%, 06/01/22 (a)	1,500	1,500,000

		3,083,160

New Jersey (4.6%)
New Jersey Environmental Infrastructure, 5.50%, 09/01/16	1,000	1,063,200
New Jersey State Educational Facilities Authority, RB, Princeton University, 4.38%, 07/01/28	1,500	1,512,451
New Jersey State Transportation Trust Fund, RB, Escrowed to maturity, 5.50%, 06/15/08	1,280	1,321,382
New Jersey State Transportation Trust Fund, RB, 5.50%, 06/15/08	520	536,541

		4,433,574

New York (5.8%)
New York City Transitional Financial Authority, RB, VRDB, New York City Recovery, SPA: Bank of New York, 3.39%, 08/01/18 (a)	1,500	1,500,000
New York State Environmental Facility, RB, 6.00%, 06/15/18	1,775	1,887,393
New York State Environmental Facility, RB, Prerefunded 06/15/09 @ 100, 6.00%, 06/15/18	225	239,616
New York State, GO, 4.25%, 03/15/26	2,000	1,999,980

		5,626,989

North Carolina (2.3%)
Orange County North Carolina GO, 5.25%, 04/01/16	2,000	2,211,900

Ohio (1.1%)
Eaton School District, GO, INS: FGIC, 5.75%, 12/01/20	1,000	1,093,060

Oklahoma (3.3%)
Oklahoma City, GO, INS: FGIC, 5.00%, 03/01/14	2,980	3,172,270

Oregon (4.4%)
Oregon State Bond Bank, RB, INS: MBIA, 5.50%, 01/01/18	2,000	2,085,000
Portland Urban Renewal, Tax Allocation, Oregon Conventional Center. INS: AMBAC, Prerefunded 06/15/10 @ 101, 6.00%, 06/15/13	2,000	2,186,100

		4,271,100

Pennsylvania (11.1%)
Allegheny County Higher Ed Building Authority, RB, VRDB, Carnegie-Mellon University, SPA: Landesbank Hessen-Thueringen Girozentrale, 3.45%, 12/01/33 (a)	1,000	1,000,000
Allegheny County Sanitation Authority, RB, INS: MBIA, 5.75%, 12/01/13	1,150	1,249,533
Chester County, GO, 5.50%, 11/15/15	2,235	2,404,725

Mifflin County, GO, INS: FGIC, 5.63%, 09/01/28	2,000	2,150,259
Montgomery County, GO, 4.00%, 10/15/11	1,000	1,017,550
Pennsylvania State Turnpike Revenue, RB, VRDB, SPA: Westdeutsche Landesbank, Bayerische Landesbank, Gironzentrale, Landesbank Baden, Wurtemburg 3.50%, 06/01/27 (a)	1,500	1,500,000
Southern Lehigh School District, RB, INS: FSA, 4.25%, 09/01/22	1,250	1,252,375

		10,574,442

Puerto Rico (3.2%)
Puerto Rico Commonwealth Highway & Transportation Authority, RB, INS: MBIA, 5.50%, 07/01/13	2,780	3,087,857

Rhode Island (2.7%)
Rhode Island State, GO, INS: FGIC, Prerefunded 07/15/10 @ 101, 6.00%, 07/15/14	2,415	2,643,894

South Carolina (2.4%)
Columbia COPs, INS: AMBAC, 5.25%, 06/01/17	2,095	2,273,913

Texas (1.4%)
Texas Tech University, RB, INS: MBIA, Prerefunded 2/15/12 @ 100, 5.50%, 08/15/18	1,200	1,307,400

Utah (1.0%)
Salt Lake County, RB, VRDB, PCRB, Service Station Holdings Project, BP Amoco, 3.60%, 02/01/08 (a)	1,000	1,000,000

Virginia (7.6%)
Loudoun County Industrial Development Authority, RB, VRDB, Howard Hughes Medical Institute, 3.60%, 02/15/38 (a)	1,000	1,000,000
Montgomery County IDA Lease, RB, INS: AMBAC, Prerefunded 01/15/11 @ 101, 6.00%, 01/15/17	1,000	1,103,660
Virginia GO, 5.00%, 06/01/21	2,000	2,152,240
Virginia State Public Schools, RB, 5.50%, 08/01/08	1,500	1,554,150
Virginia State, Public Building Authority, RB, SPA: Dexia Credit Local, 3.40%, 08/01/25 (a)	1,500	1,500,000

		7,310,050

TOTAL MUNICIPAL BONDS (Cost $92,100,535)		93,734,849

INVESTMENT COMPANIES (2.2%)
BlackRock Provident Institutional Funds – MuniFund	561,640	561,640
Goldman Sachs Financial Square Tax-Free Money Market Fund	1,577,475	1,577,475

TOTAL INVESTMENT COMPANIES (Cost $2,139,115)		2,139,115

TOTAL INVESTMENT IN SECURITIES – 99.4% (Cost 94,239,650) (b)		95,873,964

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		537,725

NET ASSETS – 100%		$96,411,689

(a)	The rates shown are as of August 31, 2006.

(b)	Aggregate cost for Federal income tax purposes is $94,239,650. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$1,793,879
Excess of tax cost over value	$(159,565)

See Accompanying Notes to Schedules of Portfolio Investments

Mercantile Funds, Inc.

INVESTMENT ABBREVIATIONS

ADB	Asian Development Bank
ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corp.
ARM	Adjustable Rate Mortgage
BAN	Bond Anticipation Notes
CGI	Consolidated General Improvement
COP	Certificates of Participation
CPI	Consolidated Public Improvement
ETM	Escrowed to Maturity in U.S. Government Obligations
FFCB	Federal Farm Credit Bank
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Notes
FSA	Financial Surety Assurance
GDR	Global Depositary Receipt
GO	General Obligation
GPI	General Public Improvement
GTD	Guaranteed
IBRD	International Bank for Reconstruction and Development
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
INS	Insured
LIC	Line of Credit
LIQ	Liquidity
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
MPB	Municipal Put Bonds
PCR	Pollution Control Revenue
PCRB	Pollution Control Revenue Bonds
PSFG	Permanent School Fund Guaranty
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
SADD	State Aid Direct Deposit
SAW	State Aid Withholding
SIF	Societatea de Investitii Financiare
SPA	Standby Purchase Agreement
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
TIPS	Treasury Inflation Protected Securities
TRAN	Tax and Revenue Anticipation Notes
UT	Unlimited Tax
VRDB	Variable Rate Demand Bond
VRDN	Variable Rate Demand Notes
XLCA	XL Capital Assurance Inc.

Mercantile Funds, Inc.

Unaudited

August 31, 2006

Notes to Schedules of Investments

Note 1 - Organization

Mercantile Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company is a series mutual fund which currently issues shares of common stock representing interests in fourteen investment portfolios: the Prime Money Market Fund, Government Money Market Fund and Tax-Exempt Money Market Fund (the “Money Market Funds”); the Growth & Income Fund, Equity Income Fund, Equity Growth Fund, Capital Opportunities Fund, International Equity Fund and Diversified Real Estate Fund (the “Equity Funds”); and the Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Tax-Exempt Limited Maturity Bond Fund and National Tax-Exempt Bond Fund (the “Bond Funds”), (the Money Market Funds, Equity Funds and Bond Funds collectively, the “Funds,” individually, a “Fund”).

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its schedules of portfolio investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the schedules of portfolio investments. Actual results could differ from those estimates.

Security Valuation: Investment securities held by the Money Market Funds are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed pursuant to procedures adopted by the Company’s Board of Directors. Each Money Market Fund seeks to maintain a stable net asset value of $1.00 per share, but there can be no assurance that it will be able to do so.

Investments held by the Equity Funds and Bond Funds are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value. A security that is primarily traded on a domestic security exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, provided that if such securities are not traded on the valuation date, they will be valued at the preceding closing values. The Board of Directors of the Company has determined that movements in relevant indices or other appropriate market indicators after the close of the foreign securities exchanges may demonstrate that market quotations no longer represent the fair value of the foreign securities held by the International Equity Fund and may require fair valuation pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining such fair value prices, the International Equity Fund utilizes data furnished by an independent pricing service. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining such fair value prices, the International Equity Fund utilizes data furnished by an independent pricing service. Over-the-counter securities and securities listed or traded on foreign exchanges with operations similar to the U.S. over-the-counter market are valued at the mean of the most recent available quoted bid and ask prices in the over-the-counter market. Market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Directors, which may rely on matrix pricing systems, electronic data processing techniques and/or quoted bid and ask prices provided by investment dealers. Investments in mutual funds are valued at the closing net asset value per share on the day of valuation.

Short-term investments with maturities of 60 days or less are valued at amortized cost; which approximates fair value. The net asset value per share of the Equity Funds and Bond Funds will fluctuate as the values of their respective investment portfolios change.

Security Transactions and Investment Income: Security transactions are accounted for on the trade date on financial reporting dates. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. All premiums and discounts are amortized or accreted for both financial statement and tax reporting purposes using the effective interest method.

Note 3 - Portfolio Securities Loaned

Pursuant to an agreement with Credit Suisse First Boston, New York Branch, each Fund except the Tax-Exempt Money Market Fund, Maryland Tax-Exempt Bond Fund, Tax-Exempt Limited Maturity Bond Fund and National Tax-Exempt Bond Fund may lend its portfolio securities to approved brokers, dealers or other financial institutions to earn additional income. Prior to the close of each business day, loans of securities are secured by collateral at least equal to 102% (105% for the International Equity Fund) of the value of the securities on loan. However, due to market fluctuations, the value of the securities on loan may exceed the value of the collateral. On the next business day, the collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Cash collateral received in connection with securities lending is invested in certain high quality, liquid investments. Although the collateral mitigates risk; securities lending presents risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral if the borrower of the securities fails financially. The Company has the right under the securities lending agreement to recover the securities from the borrower on demand.

At August 31, 2006, the cash collateral received by the Funds was pooled and invested in the following securities. Each of the Funds participating in securities lending at that date owned a pro-rata portion of the securities listed below.

	Par	Value
Saturn Ventures Asset-Backed Security, 5.47%, 02/07/2007	20,000,000	$20,000,000
TIAA Real Estate CDO Ltd., 2003-1X A1MM Asset-Backed Security, 5.36%, 3/28/2007	18,644,106	18,644,106
Cheyne High Grade ABS CD, Ltd., 2005-1A Asset-Backed Security, 5.47%, 11/10/2006	17,500,000	17,500,000
Whitehawk CDO Funding Asset-Backed Security, 5.35%, 9/15/2006	10,000,000	10,000,000
Main Street Warehouse Funding Commercial Paper, 5.32%, 09/20/2006	16,000,000	15,957,600
Rhineland Funding, 5.33%, 09/05/2006	20,000,000	19,991,150
Allstate Life Glob FD II, 5.35%, 9/15/2007	4,000,000	4,000,000
American General, 5.36%, 9/15/2007	10,000,000	10,000,000
Bear Stearns, 5.37%, 9/15/2007	22,000,000	22,000,000
Genworth Financial, 5.37%, 9/15/2007	10,000,000	10,000,000
Irish Life, 5.37%, 8/23/2007	7,000,000	6,999,543
Islands Bank, 5.40%, 3/22/2007	25,000,000	25,000,000
Jackson National Life, 5.40%, 10/01/2007	10,000,000	10,000,000
Kaupthing, 5.39%, 3/20/2007	20,000,000	20,000,000
Natexis Banques Pop, 5.31%, 9/15/2007	20,000,000	19,997,706
Northern Rock, 5.43%, 10/3/2007	12,000,000	12,000,000
SLM, 5.33%, 9/15/2007	20,000,000	20,000,000
CIT Group, 5.47%, 8/24/2007	20,000,000	20,016,254
Countrywide Financial, 5.56%, 06/27/2007	25,000,000	24,997,870
Dekabank, 5.49%, 5/18/2007	15,000,000	14,998,964
Lehman Brothers, Inc. Repurchase Agreement, dated 8/31/2006 to be repurchased at $35,353,165 fully collateralized by U.S. Government Agency obligations, 5.26%, 9/1/2006	35,348,000	35,348,000
Barclays Capital Markets Repurchase Agreement, dated 8/31/2006 to be repurchased at $80,036,715 fully collateralized by U.S. Government Agency obligations, 5.27%, 9/1/2006	80,025,000	80,025,000

Item 2.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in this Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) At the date of filing this Form N-Q, there were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 3.	Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercantile Funds, Inc.

By:	/s/ Kevin A. McCreadie
Kevin A. McCreadie
Chief Executive Officer

Date: October 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin A. McCreadie
Kevin A. McCreadie
Chief Executive Officer

Date: October 25, 2006

By:	/s/ David L. Meyer
David L. Meyer
Chief Financial Officer

Date: October 25, 2006